Registration No. 333-94359

As Filed with the Securities and Exchange Commission on February 26, 2003

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No._5___ [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No.__7__ [ X ]

Sun Life of Canada (U.S.) Variable Account I

Registrant

Sun Life Assurance Company of Canada (U.S.)

Depositor

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Depositor's Address

1-800-700-6554

Depositor's Telephone Number

Edward M. Shea

Assistant Vice President and Senior Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ X ] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485.

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, Massachusetts 02481 (800) 700-6554	SUN LIFE LOGO
Futurity Survivorship II Variable Universal Life Insurance
Sun Life of Canada (U.S.) Variable Account I
A Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy

This prospectus describes a last survivor combination fixed and variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we" or "us"), a member of the Sun Life Financial group of companies, through Sun Life of Canada (U.S.) Variable Account I, one of our separate accounts. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies and certificates issued under group policies. The Policy allows "you," the policyowner, within certain limits, to:

o o o o

choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

choose the amount and timing of premium payments;

allocate net premium payments among the available Investment Options and transfer Account Value among available Investment Options as your investment objectives change; and

access the Policy's Account Value through loans, partial withdrawals or total surrenders.

This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Prospectus

May 1, 2003

Topic	Page
Risk/Benefit Summary of Policy
Sun Life Assurance Company of Canada (U.S.)
The Variable Account
The Funds
Fees and Expenses of the Funds
Our General Account
Investment Programs
Dollar Cost Averaging
Asset Rebalancing
Asset Allocation
About the Policy
Policy Application, Issuance and Initial Premium
Right of Return Period
Premium Payments
Premium
Net Premiums
Allocation of Net Premium
Planned Periodic Premiums
Death Benefit
Changes in Specified Face Amount
Minimum Changes
Increases
Decreases
Accessing Your Account Value
Surrenders and Surrender Charges
Partial Withdrawals
Policy Loans
Transfer Privileges
Account Value
Account Value of the Sub-Accounts
Net Investment Factor
Insufficient Value
Minimum Premium Test (No-Lapse Guarantee)
Grace Period
Splitting Units
Charges and Deductions
Expense Charges Applied to Premium
Mortality and Expense Risk Charge
Monthly Expense Charge
Monthly Cost of Insurance
Monthly Cost of Insurance Rates
Waivers and Reduced Charges
Maturity Date Extension
Supplemental Benefits
Estate Preservation Rider
Maturity Extension With Full Death Benefit Rider
Supplemental Insurance Rider
Termination of Policy
Reinstatement
Deferral of Payment
Rights of Owner
Rights of Beneficiary
Other Policy Provisions
Topic	Page
Addition, Deletion or Substitution of Investments
Entire Contract
Alteration
Modification
Assignments
Nonparticipating
Misstatement of Age or Sex
Suicide
Incontestability
Report to Owner
Performance Information
Portfolio Performance
Adjusted Non-Standardized Portfolio Performance
Other Information
Federal Income Tax Considerations
Tax Status of the Policy
Diversification of Investments
Tax Treatment of Policy Benefits
Life Insurance Death Benefit Proceeds
Tax Deferred Accumulation
Distributions
Modified Endowment Contracts
Distributions under Modified Endowment Contracts
Distributions under a Policy That Is Not a MEC
Policy Loan Interest
Multiple Policies
Federal Income Tax Withholding
Our Tax Status
Distribution of Policy
Voting Rights
Other Information
State Regulation
Legal Proceedings
Experts
Incorporation of Certain Documents by Reference
Registration Statements
Financial Statements
Appendix A - Glossary of Terms	A-1
Appendix B - Table of Death Benefit Percentages	B-1
Appendix C - Privacy Policy	C-1

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this prospectus or in the prospectus or statement of additional information of the Funds. We have not authorized anyone to provide you with information that is different.

Risk/Benefit Summary of Policy

Right of Return Period You may return the Policy and receive a refund within 10 days from the date of receipt of the Policy. A longer period may apply in some states. Premium Payments
o

Generally, you must make a minimum Initial Premium payment equal to 25% of 12 Minimum Monthly Premiums. The minimum Initial Premium is shown in the illustration for the Policy and is shown in the Policy.

o o	You choose the amount and timing of subsequent premium payments, within certain limits. You may allocate your net premium payments among the Policy's available Investment Options.
Account Value
Account Value is the sum of the amounts in each Sub-Account and the Fixed Account Option with respect to the Policy.
The Policy's Account Value will reflect-
o o o o

the premiums you pay;

the investment performance of the Sub-Accounts you select, and/or the interest credited to the Fixed Account Option;

any loans or partial withdrawals;

the charges we deduct under the Policy.

Accessing the Policy's Account Value
o o o

You may borrow from us using your Account Value as collateral.

You may surrender the Policy for its Cash Surrender Value. Cash Surrender Value is Account Value minus any surrender charges and the amount of any Policy Debt. The surrender charge period ends 15 years after you purchase the Policy or increase the Specified Face Amount of the Policy.

You may make a partial withdrawal of some of the Policy's Cash Surrender Value after the Policy has been in force for one year. A partial withdrawal will cause a decrease in the Specified Face Amount of the Policy if your death benefit option is the Specified Face Amount. Reducing the Cash Surrender Value with a partial withdrawal may increase the risk of Policy lapse.

Death Benefit

If the Policy is in force at the time we receive due proof of the Surviving Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect, plus any supplemental benefits added to the Policy, less Policy Debt and any overdue monthly deductions.

Specified Face Amount is the minimum amount of life insurance in the Policy.
o	You have a choice of two death benefit options-
o	the Specified Face Amount; or

o	the sum of the Specified Face Amount and the Account Value of the Policy.
o o	For each option, the death benefit may be greater if necessary to satisfy federal tax laws. After the first Policy Year, you may
o o	change your death benefit option; or increase the Specified Face Amount.
o	After the fourth Policy Year, you may decrease the Specified Face Amount to a level not less than the minimum specified in the Policy.
The Variable Account
o o o o o

We have established a variable separate account to fund the variable benefits under the Policy.

The assets of the variable separate account are free from our general creditor's claims.

The variable separate account is divided into Sub-Accounts.

Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

When you choose Sub-Accounts in the variable separate account, your benefits will fluctuate based on certain economic conditions. These conditions include, but are not limited to

o o o o	inflationary forces, changes in rates of return available from different types of investments, changes in employment rates and the presence of international conflict.
o o o

With such Sub-Accounts, you assume all investment risk.

A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

It is unsuitable to purchase a life insurance policy as a short-term savings vehicle because investment risk is best borne over a number of years..

Investment Options
o o o

You may allocate your net premium payments among the Sub-Accounts and the Fixed Account Option.

You may transfer amounts from one Sub-Account to another or to the Fixed Account Option, subject to any limits that we or the Funds may impose. We will notify you in writing of any such limitations.

You may transfer amounts from the Fixed Account Option, subject to our transfer rules in effect at time of transfer.

What If Charges and Deductions Exceed Cash Surrender Value?
o o o o

Unless the No-Lapse Guarantee applies, the Policy will terminate if the Cash Surrender Value at the beginning of any Policy Month is less than the charges and deductions then due.

We will send you notice and allow you a 61 day Grace Period.

If, within the Grace Period, you do not make a premium payment sufficient to cover all charges and deductions due, the Policy will terminate at the end of the Grace Period.

If the Policy terminates, all coverage ceases and no benefits are payable.

No-Lapse Guarantee

The Policy will not terminate during the No-Lapse Guarantee Period if the premiums paid less partial withdrawals less Policy Debt exceed the sum of Minimum Monthly Premiums from the Policy Date to the Valuation Date. The No-Lapse Guarantee Period is based on the ages of the Insureds. It may vary in length by state but may not exceed 20 years.

Reinstatement

If the Policy terminates due to insufficient value, we will reinstate it within three years at your request, subject to certain conditions.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have tax consequences that you should consider. You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits, loans and surrenders.

Supplemental Benefits
o	You may supplement the Policy with the following riders where available-
o o o	estate preservation maturity extension with full death benefit supplemental insurance
o	We will deduct the cost, if any, of the rider(s) from the Policy's Account Value on a monthly basis.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy or transfer amounts between Investment Options.
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Expense Charge Applied to Premium	Upon premium receipt	Current: 6.00% Guaranteed: 8.00%
Surrender Charge[1] Minimum and Maximum Charge	Upon policy surrender before the sixteenth Policy Year and upon surrender of a Policy increase before fifteen years have elapsed from the increase effective date	(Per $1000 of Specified Face Amount) $0.10/$53.32[2]
Representative Owner Charge[3]		$15.54
Transfer Fee	Upon transfers in excess of 12 in a Policy Year	Current: $0.00 Guaranteed: $15.00

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.
PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[4] Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Policy Net Amount at Risk) Current: $0.0005/$306.35[5] Guaranteed: $0.001/$1000.00[6]
Representative Owner Charge[7]		Current: $0.007 Guaranteed: $0.05
Mortality and Expense Risk Charge[8]	At the beginning of a Policy Month	(On the assets allocated to the Sub-Accounts) Policy Years 1-15: 0.60% Policy Years 16+: 0.20%
Monthly Expense Charge[9] Minimum and Maximum Charge	At the beginning of a Policy Month	$0.48/$4.20 per $1000 of Specified Face Amount per year for the first 10 Policy Years following Policy Issuance and for the first 10 Policy Years following the increase in the Specified Face Amount[10]
Representative Owner Charge[11]		$1.68 per $1000 of Specified Face Amount per year for the first 10 Policy Years following Policy Issuance and for the first 10 Policy Years following the increase in the Specified Face Amount

The next table describes the charges you will pay periodically during the time you own any riders attached to the Policy.
OPTIONAL CHARGES
Charge	When Charge is Deducted	Amount Deducted
Estate Preservation Rider Minimum and Maximum Charge Representative Owner Charge	At the beginning of a Policy Month	(Per $1000 of Rider Specified Face Amount) $0.01/$6.44[12] $0.12[13]
Maturity Extension With Full Death Benefit Rider Minimum and Maximum Charge Representative Owner Charge[15]	At the beginning of a Policy Month	(Per $1000 of Policy Net Amount at Risk) $0.12/$7.92[14] $0.24
Supplemental Insurance Rider[16] (This charge is in addition to the Policy Cost of Insurance Charge.) Minimum and Maximum Charge Representative Owner Charge[19]	At the beginning of a Policy Month	(Per $1000 of Rider Net Amount at Risk) Current: $0.0005/$306.35[17] Guaranteed: $0.001/$1000.00[18] Current: $0.007 Guaranteed: $0.05

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.
TOTAL ANNUAL FUND OPERATING EXPENSES	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	[0.38%]	[7.47%]

[Bracketed information will be updated by post-effective amendment and reflect operating expenses in 2002.]

1The surrender charge varies based on the Specified Face Amount, the length of time the Policy has been in force, each Insured's age and sex.

2The first number is the minimum surrender charge possible under the Policy. The $0.10 represents the charge for two Insured females, issue age 20, policy year 15. The second number is the maximum surrender charge possible under the Policy. The $53.32 represents the charge for an Insured male, issue age 77 and an Insured female, issue age 79, policy year 1.

3A Representative Owner is an Insured male, issue age 55 and an Insured female, issue age 55, policy year 1. It is assumed the Owner and the Insureds are the same person.

4The cost of insurance charge varies based on the length of time the Policy has been in force and each Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

5The first number is the current annual minimum cost of insurance charge possible under the Policy. The $0.0005 represents the charge for two Insured females, preferred, non-tobacco, issue age 25, policy year 1. The second number is the current annual maximum cost of insurance charge possible under the Policy. The $306.35 represents the charge for two Insured males, standard, tobacco, one issue age 80, one issue age 20, policy year 80.

6The first number is the guaranteed annual minimum cost of insurance charge possible under the Policy. The $0.001 represents the charge for two Insured females, preferred, non-tobacco, issue age 20, policy year 1. The second number is the guaranteed annual maximum cost of insurance charge possible under the Policy. The $1000.00 represents the charge for two Insured males, standard, tobacco, issue age 85, policy year 15.

7For the annual cost of insurance charge calculations, a Representative Owner is an Insured male, preferred, non-tobacco, issue age 55 and an Insured female, preferred, non-tobacco, issue age 55, policy year 1. It is assumed the Representative Owner and the Insureds are the same person.

8The annual rate is shown in the table. The monthly percentage for policy years 1-10 is 0.05%. The monthly percentage for policy years 11+ is 0.0167%.

9The monthly expense charge based on the Specified Face Amount varies based on issue age. The monthly expense charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular monthly expense charge that would apply to you from your sales representative.

10The first number is the minimum monthly expense charge per $1000 of Specified Face Amount possible under the Policy. The $0.48 represents the monthly charge for two Insureds, issue age 20. The second number is the maximum monthly expense charge per $1000 of Specified Face Amount possible under the Policy. The $4.20 represents the monthly charge for two Insureds, issue age 85.

11A Representative Owner is two Insureds, issue age 55. It is assumed the Owner and the Insureds are the same person.

12The first number is the minimum annual charge for the rider. The $0.01 represents the charge for two Insured females, preferred, non-tobacco, issue age 20. The second number is the maximum annual charge for the rider. The $6.44 represents the charge for two Insured males, preferred, tobacco, issue age 75.

13A Representative Owner is an Insured male, preferred, non-tobacco, issue age 55 and an Insured female, preferred, non-tobacco, issue age 55. It is assumed the Owner and the Insureds are the same person.

14The first number is the minimum annual charge for the rider. The $0.12 represents the charge for two Insureds, issue age 20. The second number is the maximum annual charge for the rider. The $7.92 represents the charge for two Insureds, issue age 85. Charges vary by issue age only.

15A Representative Owner is two Insureds, issue age 55. It is assumed the Owner and the Insureds are the same person.

16The cost of insurance charge varies based on the length of time the rider has been in force and each Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

17The first number is the current annual minimum cost of insurance charge possible under the rider. The $0.0005 represents the charge for two Insured females, preferred, non-tobacco, issue age 25, rider year 1. The second number is the current annual maximum cost of insurance charge possible under the rider. The $306.35 represents the charge for two Insured males, standard, tobacco, one issue age 80, one issue age 20, rider year 80.

18The first number is the guaranteed annual minimum cost of insurance charge possible under the rider. The $0.001 represents the charge for two Insured females, preferred, non-tobacco, issue age 20, rider year 1. The second number is the guaranteed annual maximum cost of insurance charge possible under the rider. The $1000.00 represents the charge for an Insured male, standard, tobacco, issue age 85 and an Insured female, standard, tobacco, issue age 85, rider year 15.

19For the annual cost of insurance charge calculations, a Representative Owner is an Insured male, preferred, non-tobacco, issue age 55 and an Insured female, preferred, non-tobacco, issue age 55, policy year 1. It is assumed the Representative Owner and the Insureds are the same person.

Sun Life Assurance Company of Canada (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states and the District of Columbia and we have an insurance company subsidiary that does business in New York. We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). We issue individual and group life insurance policies and annuity contracts.

Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.

The Variable Account

We established Sun Life of Canada (U.S.) Variable Account I in accordance with Delaware law on December 1, 1998. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.

We own the assets of the Variable Account. The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account. The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be used to purchase shares of the corresponding mutual fund. The Sub-Accounts will at all times be fully invested in mutual fund shares. The Variable Account may contain certain sub-accounts which are not available under the Policy.

The Funds

The Policy offers a number of Fund options, which are briefly discussed below. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in connection with this prospectus. A copy of each Fund Prospectus may be obtained without charge by calling (800) 700-6554, or writing to Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

The Funds currently available are:

AIM Variable Insurance Funds (advised by AIM Advisors, Inc.)

     AIM V.I. Capital Appreciation Fund seeks growth of capital by investing principally in common stocks of companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. Growth Fund seeks to achieve growth of capital primarily by investing in seasoned and better-capitalized companies considered to have strong earnings momentum.

     AIM V.I. Core Equity Fund seeks to achieve growth of capital.

     AIM V.I. International Growth Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

     AIM V.I. Premier Equity Fund seeks long-term growth of capital with a secondary objective of current income.

Alger American Fund (advised by Fred Alger Management, Inc.)

     Alger American Growth Portfolio seeks long term capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.

     Alger American Income & Growth Portfolio seeks primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

     Alger American Small Capitalization Portfolio seeks long term capital appreciation by investing primarily in the equity securities of small companies with market capitalizations within the range of the Russell® 2000 Growth Index or the S&P® SmallCap 600 Index.

NOTE: Allocations to Alger American Growth Fund, Alger American Income & Growth Fund and Alger American Small Capitalization Fund received on or after May 1, 2002 will be directed to SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund and SCSM Alger Small Capitalization Fund respectively.

Alliance Variable Products Series Fund, Inc. (advised by Alliance Capital Management L.P.)

     Alliance VP Growth and Income Portfolio seeks to provide reasonable current income and reasonable opportunities for appreciation by investing primarily in dividend-paying common stocks of good quality.

     Alliance VP Technology Portfolio seeks growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.

Fidelity Variable Insurance Products Funds (advised by Fidelity Management & Research Company. Fidelity, Fidelity Investments and Contrafund are registered trademarks of FMR Corp.)

     VIP Contrafund(R) Portfolio seeks long-term capital appreciation by investing primarily in common stocks of companies whose stocks are undervalued by the market.

     VIP Growth Portfolio seeks to achieve capital appreciation by investing primarily in common stocks of companies with above-average growth potential.

     VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

     VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

     VIP Overseas Portfolio seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.

Goldman Sachs Variable Insurance Trust (advised by Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs")).

     Goldman Sachs VIT CORESM U.S. Equity Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

INVESCO Variable Investment Funds, Inc. (advised by INVESCO Funds Group, Inc.)

     INVESCO VIF-Dynamics Fund seeks to achieve growth of capital by investing primarily in common stocks of companies with market capitalizations between $2 billion and $15 billion at the time of purchase.

     INVESCO VIF Small Company Growth Fund seeks to achieve growth of capital by investing primarily in equity securities of companies with market capitalizations under $2 billion at the time of purchase.

MFS/Sun Life Series Trust (advised by Massachusetts Financial Services Company, a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc., a diversified financial services organization)

     Capital Appreciation Series will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     Emerging Growth Series will seek long-term growth of capital.

     Government Securities Series will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related Securities.

     High Yield Series will seek high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.

     Massachusetts Investors Growth Stock Series will seek to provide long-term growth of capital and future income rather than current income.

     Massachusetts Investors Trust Series will seek long-term growth of capital with a secondary objective to seek reasonable current income.

     New Discovery Series will seek capital appreciation.

     Total Return Series will mainly seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     Utilities Series will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

PIMCO Variable Insurance Trust (advised by Pacific Investment Management Company LLC ("PIMCO"))

     PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar.

     PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

     PIMCO Real Return Portfolio seeks maximum total return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

     PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three to six year time frame based on PIMCO's forecast for interest rates.

Scudder VIT Funds (advised by Deutsche Asset Management, Inc.)

     Scudder VIT EAFE® Equity Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE Index (EAFE Index), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.

     Scudder VIT Small Cap Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.

Sun Capital Advisers TrustSM (advised by Sun Capital Advisers, Inc., an affiliate of the Company; Fred Alger Management, Inc. serves as subadviser to the SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund and SCSM Alger Small Capitalization Fund; Davis Select Advisers, L.P., serves as investment sub-adviser to SCSM Davis Financial Fund and SCSM Davis Venture Value Fund; Neuberger Berman Management, Inc. serves as sub-adviser to SCSM Neuberger Berman Mid Cap Growth Fund and SCSM Neuberger Berman Mid Cap Value Fund; OpCap Advisors serves as investment subadviser to SCSM Value Equity Fund, SCSM Value Managed Fund, SCSM Value Mid Cap Fund and SCSM Value Small Cap Fund; Wellington Management Company, LLP, serves as investment subadviser to SCSM Blue Chip Mid Cap Fund, SCSM Investors Foundation Fund and SCSM Select Equity Fund.)

     Sun CapitalSM All Cap Fund seeks long-term capital growth by investing primarily in equity securities of U.S. companies.

     Sun Capital Investment Grade Bond Fund(R) seeks high current income consistent with relative stability of principal by investing at least 80% of its net assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     Sun Capital Real Estate Fund(R) primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its net assets in securities of real estate investment trusts and other real estate companies.

     SCSM Alger Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. large capitalization companies.

     SCSM Alger Income & Growth Fund primarily seeks a high level of dividend income and secondarily seeks capital appreciation by investing primarily in dividend paying equity securities.

     SCSM Alger Small Capitalization Fund seeks long-term capital appreciation by investing primarily in U.S. companies with market capitalizations within the range represented by the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

     SCSM Davis Financial Fund seeks growth of capital by investing primarily in the common stock of financial services companies.

     SCSM Davis Venture Value Fund seeks growth of capital by investing primarily in the common stock of U.S. companies with market capitalizations of at least $5 billion.

     SCSM Neuberger Berman Mid Cap Growth Fund seeks growth of capital by investing primarily in equity securities of companies with market capitalizations within the range represented by the Russell Midcap Index at the time of purchase. The Fund's subadviser targets already successful companies that could be even more so.

     SCSM Neuberger Berman Mid Cap Value Fund seeks growth of capital by investing primarily in equity securities of companies with market capitalizations within the range represented by the Russell Midcap Index at the time of purchase. The Fund's subadviser looks for well-managed companies whose stock prices are undervalued.

     SCSM Value Equity Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities listed on the New York Stock Exchange.

     SCSM Value Managed Fund seeks growth of capital over time by investing primarily in a portfolio consisting of common stocks, fixed income securities, and cash equivalents. The subadviser will vary the allocation depending on its assessments of the relative values of such investments.

     SCSM Value Mid Cap Fund seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of between $500 million and $8 billion at time of purchase.

     SCSM Value Small Cap Fund seeks capital appreciation by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion at time of purchase.

     SCSM Blue Chip Mid Cap Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's Mid Cap 400 Index.

     SCSM Investors Foundation Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations generally within the range represented by the Standard & Poor's 500 Index. Investments are selected using a combination of fundamental analysis and quantitative tools.

     SCSM Select Equity Fund seeks long-term capital growth by investing in 20 to 40 common stocks and other equity securities of large capitalization U.S. companies selected primarily from the Standard & Poor's 500 Index.

Franklin Templeton Variable Insurance Products Trust (managed by Templeton Investment Counsel, LLC ("TIC"), except for the Templeton Growth Securities Fund, which is managed by Templeton Global Advisors Limited ("TGAL"))

     Templeton Foreign Securities Fund seeks long term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

     Templeton Growth Securities Fund seeks long term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

Although the investment objectives and policies of the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.

Some of the Funds' investment advisers may compensate us for administering the Funds as investment options under the Policy. Such compensation is paid from advisers' assets.

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

Fees and Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund.

The Fund expenses are assessed at the Fund level and are not direct charges against Variable Account assets or reductions from Cash Values. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account. Thus, you indirectly bear the fees and expenses of the Funds you select. The table presented earlier shows annual expenses paid by the Funds as a percentage of average net assets.

The management fees and other expenses of the Funds are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

The Fixed Account Option is not a security and the general account is not an investment company. Interests in our general account offered through the Fixed Account Option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

You may allocate net premiums to the Fixed Account Option and may transfer a portion of your investments in the Sub-Accounts to the Fixed Account Option. You may also transfer a portion of your investment in the Fixed Account Option to any of the variable Sub-Accounts. Transfers may be subject to certain restrictions.

An investment in the Fixed Account Option does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

Investment Programs

Dollar Cost Averaging. You may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us. Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by you, up to a maximum of twelve. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program.

The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available Sub-Accounts at set intervals, dollar cost averaging allows you to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Unit may be achieved over the long-term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

Asset Rebalancing. Once your money has been allocated among the Investment Options, the earnings may cause the percentage invested in each Investment Option to differ from your allocation instructions. You can direct us to automatically rebalance the policy among your Sub-Accounts to return to your allocation percentages by selecting our asset rebalancing program. The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Policy Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

Asset Allocation. One or more asset allocation investment programs may be made available in connection with the Policy, at no extra charge. An asset allocation program provides for the allocation of your Account Value among the available investment options. These programs will be fully described in a separate brochure. You may elect to enter into an asset allocation investment program under the terms and conditions described in the brochure.

About the Policy

Policy Application, Issuance and Initial Premium

To purchase a Policy, you must first submit an application to our Principal Office. We may then follow certain underwriting procedures designed to determine the insurability of each proposed Insured. We offer the Policy on a regular (medical) underwriting basis and simplified underwriting basis. We may require medical examinations and further information before the proposed application is approved. Simplified underwriting is available to certain groups of Insureds, with all Insureds meeting certain other underwriting requirements. We must pre-approve any simplified underwriting arrangement. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured which will result in increased Monthly Cost of Insurance charges.

You must specify certain information in the application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any. The Specified Face Amount generally may not be decreased below $250,000-the "Minimum Specified Face Amount."

While your application is being reviewed, we may make available to you temporary life insurance coverage if you have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment. The temporary coverage, if available, begins on the date that separate application for it is signed, has a maximum amount and is subject to other conditions.

Pending approval of your application, any advance payments will be held in our general account. Upon approval of the application, we will issue to you a Policy on the lives of the Insureds. The Issue Date is the date we produce the Policy on our system and is specified in the Policy. A specified minimum Initial Premium is due and payable as of the Issue Date of the Policy. The Effective Date of Coverage for the Policy will be the later of-

o o	the Issue Date, or the date a premium is paid equal to or in excess of the specified Initial Premium.

If an application is not approved, we will promptly return all advance payments to you.

Right of Return Period

If you are not satisfied with the Policy, it may be returned by delivering or mailing it to our Principal Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of the Policy (the "Right of Return Period"). A longer period may apply in some states.

A Policy returned under this provision will be deemed void. You will receive a refund equal to the sum of all premium payments made, if the Policy indicates this is your right; otherwise, your refund will equal the sum of-

o o o

the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account;

the value of the amounts allocated to the Variable Account on the date the cancellation request is received by us at our Principal Office; and

any fees or charges imposed on amounts allocated to the Variable Account.

Unless the Policy indicates you are entitled to receive a full refund of premiums paid, we will allocate net premium payments to the Investment Options in accordance with your allocation instructions. You bear all of the investment risk during the Right of Return Period.

If the Policy indicates you are entitled to receive a full refund of premiums paid, we will allocate the net premium payments to the money market Sub-Account or to our general account, whichever we specify in the Policy. Upon expiration of the number of days in the Right of Return Period, as measured from the Issue Date, plus five days, the Account Value in that Sub-Account or in the general account, as applicable, will be transferred to the Investment Options in accordance with your allocation instructions.

Policies delivered in Connecticut, Maryland and North Carolina only. During the first eighteen months (twenty-four months in North Carolina), the Policy is in force, You may exchange it for a flexible premium adjustable life insurance policy issued by Us or an affiliate, the benefits of which do not vary with the investment performance of a separate account. The Account Value of the Policy will be transferred to the new policy. We will not require evidence of insurability for the exchange. To effect an exchange, You must give Us written notice at Our Principal Office within this eighteen-month (or twenty-four month) period.

Premium Payments

All premium payments must be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office. The Initial Premium will be due and payable as of the Policy's Issue Date. The minimum Initial Premium is, generally, 25% of twelve Minimum Monthly Premiums. Additional premium payments may be paid to us subject to the limitations described below.

Premium. We reserve the right to limit the number of premium payments we accept in a year. No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep the Policy in force. We reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium.

We will not accept premium payments that would, in our opinion, cause the Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.

Net Premiums. The net premium is the amount you pay as the premium less the Expense Charges Applied to Premium.

Allocation of Net Premium. Except as otherwise described herein, net premium will be allocated in accordance with your allocation percentages. You must allocate at least 1% of net premium to any Investment Option you choose. Percentages must be in whole numbers. We reserve the right to limit the number of Investment Options to which you may allocate your Account Value to not more than 20 Investment Options.

You may change your allocation percentages at any time by telephone or written request to our Principal Office. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased the Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. An allocation change will be effective as of the date we accept receipt of the request for that change.

Planned Periodic Premiums. While you are not required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium at each billing period as specified in the Policy, unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep the Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy. We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices.

Death Benefit

If the Policy is in force at the time of the Surviving Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of each Insured's death. The amount payable will be:

o o o o

the amount of the selected death benefit option, plus

any amounts payable under any supplemental benefits added to the Policy, minus the value of any Policy Debt on the date of the Surviving Insured's death, minus any overdue monthly deductions if death occurs during a grace period.

We will pay this amount to the beneficiary in one lump sum, unless we and the beneficiary agree on another form of settlement.

You may select between two death benefit options. You may change the death benefit option after the first Policy Year.

Option A. Under this option, the death benefit is-

o o

the Policy's Specified Face Amount on the date of the Surviving Insured's death; or, if greater,

the Policy's Account Value on the date of the Surviving Insured's death multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want the death benefit to remain level over time. Option B. Under this option, the death benefit is-
o o

the sum of the Specified Face Amount and Account Value of the Policy on the date of the Surviving Insured's death; or, if greater,

the Policy's Account Value on the date of the Surviving Insured's death multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want your death benefit to change with the Policy's Account Value. There is no charge related to the election of Option B.

As Option B includes the Policy's Account Value, the death benefit will be impacted in a positive or negative manner by the premiums you pay, the investment performance of the Sub-Accounts you select, the interest credited to the Fixed Account Option, any loans, partial withdrawals and the charges we deduct under the Policy. For example, the death benefit may be less if there is

o o o o o o

minimum premium funding,

poor investment performance of the Sub-Accounts you select,

minimum interest credited to the Fixed Account Option,

an unpaid loan,

a partial withdrawal and/or

maximum charge deductions.

If you change from Option B to Option A, the Specified Face Amount will be increased by an amount equal to the Policy's Account Value on the effective date of change. If you change from Option A to Option B, the Specified Face Amount will be decreased by an amount equal to the Policy's Account Value on the effective date of the change.

Changes in Specified Face Amount

You may increase or decrease the Specified Face Amount of the Policy within certain limits.

Minimum Changes. Each increase in the Specified Face Amount must be at least $50,000. We reserve the right to change the minimum amount by which you may change the Specified Face Amount.

Increases. After the first policy anniversary, you may request an increase in the Specified Face Amount. You must provide satisfactory evidence of the Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if either Insured's Attained Age is greater than 80 on the effective date of the increase.

Decreases. The Specified Face Amount can be decreased after the fourth policy anniversary. A decrease will become effective at the beginning of the next Policy Month following our approval of your request. The Specified Face Amount after the decrease must be at least $250,000. Surrender charges will apply to decreases in the Specified Face Amount during the surrender charge period except for decreases in the Specified Face Amount resulting from a change in the death benefit option or a partial withdrawal.

For purposes of determining surrender charges and later cost of insurance charges, we will apply a decrease in Specified Face Amount in the following order-

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and finally, to the initial Specified Face Amount.
Accessing Your Account Value

Surrenders and Surrender Charges

You may surrender the Policy for its Cash Surrender Value at any time while either Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate. If you surrender the Policy and receive its Cash Surrender Value, you may incur surrender charges, taxes and tax penalties.

Cash Surrender Value is the Policy's Account Value less the sum of-

o o	the outstanding balance of any Policy Debt; and any surrender charges.

We will deduct surrender charges from your Account Value if you surrender the Policy or request a decrease in the Specified Face Amount during the surrender charge period. There are separate surrender charges for the initial Specified Face Amount and any increase in the Specified Face Amount you request. The surrender charge period will start on the Policy's Issue Date and on the effective date for the increase, respectively.

We will determine your Cash Surrender Value at the next close of business on the New York Stock Exchange after we receive your written request for surrender at our Principal Office.

If you surrender the Policy in the first 15 years or within the first 15 years after an increase in the Specified Face Amount, we will apply a surrender charge to the initial Specified Face Amount and to each increase in the Specified Face Amount other than an increase resulting from a change in the death benefit option. The surrender charge will be calculated separately for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge will be an amount based on certain factors, including the Policy's Specified Face Amount and each Insured's age and sex.

The following are examples of surrender charges at representative Issue Ages.

First Year Surrender Charges Per $1,000 of Specified Face Amount (Male/Female Insured Pair, Non-tobacco)
Issue Ages 35 & 35 $5.52	Issue Ages 45 & 45 $9.30	Issue Ages 55 & 55 $15.54
Issue Ages 65 & 65 $26.25	Issue Ages 75 & 75 $46.00	Issue Ages 85 & 85 $49.25
The surrender charge will be calculated based on the surrender charge percentages for the initial Specified Face Amount and each increase in the Specified Face Amount as shown in the table below.
	Surrender Charge (as a Percentage of the First Year Surrender Charge) Issue Ages
Year	35&35	45&45	55&55	65&65	75&75	85&85
1	100.000	100.000	100.000	100.000	100.000	100.000
2	100.000	100.000	100.000	100.000	90.000	90.000
3	100.000	100.000	100.000	100.000	80.000	80.000
4	100.000	100.000	100.000	100.000	75.000	75.000
5	100.000	100.000	100.000	100.000	70.000	70.000
6	90.000	90.000	90.000	90.000	60.000	60.000
7	80.000	80.000	80.000	80.000	50.000	50.000
8	70.000	70.000	70.000	70.000	40.000	40.000
9	60.000	60.000	60.000	60.000	30.000	30.000
10	50.000	50.000	50.000	50.000	15.000	15.000
11	40.000	40.000	40.000	40.000	0.000	0.000
12	30.000	30.000	30.000	30.000	0.000	0.000
13	20.000	20.000	20.000	20.000	0.000	0.000
14	10.000	10.000	10.000	10.000	0.000	0.000
15	5.000	5.000	5.000	5.000	0.000	0.000
16+	0.000	0.000	0.000	0.000	0.000	0.000

A surrender charge will be applied for each decrease in the Specified Face Amount except for decreases in the Specified Face Amount resulting from a change in death benefit option or partial withdrawal. These surrender charges will be applied in the following order:

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.

On a decrease in the initial Specified Face Amount, you will pay a proportion of the full surrender charge based on the ratio of the Specified Face Amount decrease to the initial Specified Face Amount. The surrender charge you pay on a decrease that is less than the full amount of an increase in Specified Face Amount will be calculated on the same basis. Future surrender charges will be reduced by any applicable surrender charges for a decrease in the Specified Face Amount.

You may allocate any surrender charges resulting from a decrease in the Specified Face Amount among the Investment Options. If you do not specify the allocation, then the surrender charges will be allocated proportionally among the Investment Options in excess of any Policy Debt.

Partial Withdrawals

You may make a partial withdrawal of the Policy once each Policy Year after the first Policy Year by written request to us. Each partial withdrawal must be for at least $500, and no partial withdrawal may be made-

o o

during Policy Years 2-10 for more than 20 percent of your Cash Surrender Value at the end of the first Valuation Date after we receive your request or thereafter for more than your Cash Surrender Value.

If the applicable death benefit option is Option A and you make a partial withdrawal, the Specified Face Amount will be decreased by the amount of the partial withdrawal. We will apply the decrease to the initial Specified Face Amount and to each increase in Specified Face Amount in the following order-

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.

Unless you specify otherwise, the partial withdrawal will be allocated proportionally among the Investment Options in excess of any Policy Debt. We will not accept requests for a partial withdrawal if the Specified Face Amount remaining in force after the partial withdrawal would be less than the minimum Specified Face Amount. We will effect a partial withdrawal at the next close of business on the New York Stock Exchange after we receive your written request. A partial withdrawal may result in taxes and tax penalties.

Policy Loans

Using the Policy as collateral, you may request a policy loan of up to 90% of the Policy's Cash Value, decreased by the amount of any outstanding Policy Debt on the date the policy loan is made. The Policy will terminate for no value subject to a grace period if the Policy Debt exceeds the Cash Value. During the no-lapse guarantee period, however, the Policy will not terminate if it satisfies the minimum premium test.

You may allocate the policy loan among the Investment Options. If you do not specify the allocation, then the policy loan will be allocated proportionally among the Investment Options in excess of any Policy Debt. Loan amounts allocated to the Sub-Accounts will be transferred to the Fixed Account Option. We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account Option.

Interest on the policy loan will accrue daily at 4% annually during Policy Years 1 through 10 and 3.0% annually thereafter. This interest will be due and payable to us in arrears on each policy anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

There is no definitive guidance concerning the tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan. You should consult your tax adviser regarding loan amounts in Policy Years 11 and thereafter.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from you will be credited to the Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment. In the event you have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We reserve the right to repay any loans from the Fixed Account Option prior to loans from the Variable Account.

A policy loan, whether or not repaid, will affect the Policy Proceeds payable upon the Surviving Insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value. The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts or the Fixed Account Option while the loan is outstanding, the effect could be favorable or unfavorable.

Transfer Privileges

The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions. Subject, however, to these special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, you may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account. There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer above 12 transfers in any Policy Year. We will make transfers pursuant to an authorized written or telephone request to us. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased the Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number.

Transfers may be requested by indicating the transfer of either a specified dollar amount or a specified percentage of the Fixed Account Option or the Sub-Account's value from which the transfer will be made. If you request a transfer based on a specified percentage of the Fixed Account Option or the Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account Option or the Sub-Account's value at the time the request is received. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Investment Options.

Transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; and (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account. We will notify you in writing of any such limitations.

Transfers from the Fixed Account Option to the Sub-Accounts are limited to one transfer annually equaling 25% of the value of the Fixed Account Option or $5,000, whichever is greater.

We reserve the right to restrict amounts transferred to the Fixed Account Option from the Variable Account.

Account Value

Your Account Value is the sum of the values in each Sub-Account of the Variable Account with respect to the Policy, plus the value of the Fixed Account Option. The Account Value varies depending upon the Premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial withdrawals, fees, policy loans and the net investment factor (described below).

The minimum guaranteed interest rate applicable to the values in the Fixed Account Option is 3% annually. Interest in excess of the guaranteed rate may be applied in such a manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.

Account Value of the Sub-Accounts. We measure the amounts in the Sub-Accounts in terms of Units and Unit Values. On any given date, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account. Units are redeemed when you make partial withdrawals, undertake policy loans or transfer amounts from a Sub-Account, and for the payment of Monthly Expense Charges, Monthly Cost of Insurance charges, Mortality and Expense Risk Charges and other fees. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. A Valuation Date is any day on which we, the applicable Fund, and the NYSE are open for business. For the first Valuation Date of each Sub-Account, the Unit Value is established at $10.00. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date. The Valuation Period is the period of time from one determination of Unit Values to the next.

Transactions are processed on the date we receive a premium at our Principal Office or any acceptable written or telephonic request is received at our Principal Office. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date. The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the initial premium.

The Account Value on the Investment Start Date equals:

o o

the net premium received, minus

the monthly deductions due on the policy date and subsequent Monthly Anniversary Days through the Investment Start Date charged to the Sub-Accounts and the Fixed Account Option.

The Account Value on subsequent Valuation Dates is equal to:
o o o o o

the values on the previous Valuation Date, plus

any additional premium we have received, plus or minus

the investment experience of the Investment Options you have selected, minus policy charges and deductions, minus

any partial withdrawals you have made.

Net Investment Factor. The net investment factor for each Sub-Account for any Valuation Period is the quotient of (1) divided by (2) where: (1) is the net result of-
o o o

the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution declared on Fund shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account; and

(2) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

The net investment factor may be greater or less than one.

Insufficient Value. The Policy will terminate for no value, subject to a grace period described below if, on a Processing Date

o o	the Policy's Cash Surrender Value is equal to or less than zero or the Policy Debt exceeds the Cash Value.

During the no-lapse guarantee period, a Policy will not terminate by reason of insufficient value if it satisfies the "minimum premium test" described below.

Minimum Premium Test (No-Lapse Guarantee). A Policy satisfies the minimum premium test if the premiums paid less any partial withdrawals less any Policy Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Policy in each Policy Month from the policy date to the Valuation Date.

The applicable Minimum Monthly Premiums are specified in the Policy. We may revise the Minimum Monthly Premiums as a result of any of the following changes to a Policy:

o o	change in Specified Face Amount change in supplemental benefit

The revised minimum monthly premiums will be effective as of the effective date of the change to the Policy and will remain in effect until again revised by any of the above changes.

The no-lapse guarantee period will be different based on the age of the Insureds. It may also vary in some states, but in no case will it be greater than 20 years.

Grace Period. If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force. Notice of premium due will be mailed to your last known address and the last known address of any assignee of record. We will assume that your last known address is the address shown on the Policy Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us. If the premium due is not paid within 61 days after the beginning of the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable by us during the grace period, then any overdue monthly deductions will be deducted from the amount payable by us.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Charges and Deductions

The monthly deductions described below are the Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Costs of Insurance and the charges for any supplemental benefits.

Expense Charges Applied to Premium. We will deduct a charge from each premium payment as a sales load and for our federal, state and local tax obligations, which we will determine from time to time. The current charge is 6.00%. The maximum charge is guaranteed not to exceed 8.00%.

Mortality and Expense Risk Charge. This charge is for the mortality and expense risks we assume with respect to the Policy. It is a percentage of the Account Value of the Sub-Accounts and is deducted from the Account Value of the Investment Options each month. "Mortality and Expense Risk Charge" is referred to as "Product Risk Charge" in Maryland policies.

The Mortality and Expense Risk Charge percentage is 0.60% (.05% monthly) annually for Policy Years 1 through 10 and 0.20% (.0167% monthly) annually thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge. We will deduct from your Account Value a monthly charge based on the Specified Face Amount for the first 10 Policy Years following the issuance of the Policy and for the first 10 Policy Years following the effective date of each increase in the Specified Face Amount, if any, based on the amount of the increase. The Monthly Expense Charge is based on the age of each Insured. The Monthly Expense Charges will be deducted proportionally from the amounts in the Investment Options in excess of any Policy Debt and covers administration expenses and issuance costs.

Monthly Cost of Insurance. We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. The Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Investment Options in excess of any Policy Debt.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where:

(1) (2) (3)

is the cost of insurance charge equal to the Monthly Cost of Insurance rate (described below) multiplied by the net amount at risk divided by 1,000;

is the monthly rider cost for any riders which are a part of the Policy; and

is any additional insurance charge, calculated as specified in the Policy, for substandard risk classifications.

The net amount at risk equals:
o o	the death benefit divided by 1.00247; minus your Account Value on the Processing Date prior to assessing the monthly deductions.

The net amount at risk is affected by the performance of the investment options to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial withdrawals, transaction fees and periodic charges.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

Monthly Cost of Insurance Rates. The Monthly Cost of Insurance rates (except for any such rate applicable to an increase in the Specified Face Amount) are based on the length of time the Policy has been in force and the sex, Issue Age and rating class of each Insured. The Monthly Cost of Insurance rates applicable to each increase in the Specified Face Amount are based on the length of time the increase has been in force and the sex, Issue Age and rating class of each Insured. The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Waivers and Reduced Charges

We may reduce or waive the sales load or surrender charge in situations where selling and/or maintenance costs associated with the Policies are reduced, sales of large Policies, and certain group or sponsored arrangements. In addition, we may waive charges in connection with Policies sold to our or our affiliates' officers, directors and employees.

We also reserve the right to reduce the Expense Charge Applied to Premium, Monthly Expense Charge and Mortality and Expense Risk Charge. We will provide you prompt notice of any reduction. Reductions will be based on uniformly applied criteria that does not discriminate unfairly against any person.

Maturity Date Extension

If the Policy has a Cash Value on the Policy Anniversary on which the younger Insured is Attained Age 100, the following will apply:

o o o o

We will not accept any more premium payments for the Policy.

No more monthly deductions will be made from the Account Value.

The death benefit will be the Account Value.

The Policy's reinstatement provisions will not apply.

The Policy may not qualify as life insurance beyond the Policy Anniversary on which the younger Insured is Attained Age 100 and may be subject to tax consequences We recommend that you receive counsel from your tax adviser. We will not be responsible for any adverse tax consequences resulting from the extension of the Maturity date of the Policy.

Supplemental Benefits

The following supplemental benefit riders are available. An additional cost of insurance will be charged for each of the other riders which is in force as a part of the Monthly Cost of Insurance charge. Each rider is subject to certain limitations and termination provisions. For information in addition to that presented below, please ask your financial advisor.

Estate Preservation Rider. This rider provides term insurance coverage which increases the death benefit in the first four Policy Years by an amount you choose, subject to a maximum of 122% of the Specified Face Amount and other limits we may impose.

Maturity Extension With Full Death Benefit Rider. This rider maintains the Specified Face Amount and death benefit option in effect on the policy anniversary on which the younger Insured is Attained Age 100 for the continued duration of the Policy.

Supplemental Insurance Rider

This rider provides for additional insurance on the life of the Surviving Insured by combining term coverage with the underlying variable universal life ("base policy") coverage. This rider has separate charges associated with it. At this time, those charges are lower than base policy charges for the same coverage.

By combining coverage under this rider with base policy coverage, you may be able to buy the same amount of death benefit for less premium than if you had purchased an all base policy. If this rider is combined with base policy coverage, the same amount of premium paid for the combined coverage as for an all base policy will generate faster cash value accumulation within the base policy.

At issue, the base policy may have a no-lapse guarantee period as long as 20 years. However, this rider's no-lapse guarantee period is limited to five years. This rider will terminate at the policy anniversary on which the younger Insured reaches Attained Age 100. Base policy coverage will continue beyond Attained Age 100 provided there is Cash Value in the Policy when the younger Insured reaches Attained Age 100. If a key objective is guarantees, supplementing the Policy with this rider may therefore not be appropriate.

The Cost of Insurance rates used to determine the monthly rider charge deduction from the Account Value are based on the length of time the rider has been in force and the sex, Issue Age and rating class of each Insured. The rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Termination of Policy

The Policy will terminate on the earlier of the date we receive your request to surrender, the expiration date of the grace period without payment of premium due or the date of death of the Surviving Insured.

Reinstatement

Before the Policy Anniversary on which the younger Insured is Attained Age 100, we may reinstate the Policy provided that the Policy has not been surrendered and you-

o o o o

make a request for reinstatement within three years from the date of termination;

submit satisfactory evidence of insurability for both Insureds if both are living at the time reinstatement is requested; and

submit satisfactory evidence of insurability for the Surviving Insured if the other Insured died prior to the date the Policy terminated; and

pay an amount sufficient to put the Policy in force.

Deferral of Payment

We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of death of the Surviving Insured, Due Proof of the death of each Insured. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death, surrender, partial withdrawal or policy loan may be postponed whenever:

o o o

the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted;

the Securities and Exchange Commission, by order, permits postponement for the protection of policyowners; or

an emergency exists as determined by the Securities and Exchange Commission, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account Option for a period up to six months.
Rights of Owner While the Surviving Insured is alive, unless you have assigned any of these rights, you may:
o o o o o o o

transfer ownership to a new owner;

name a contingent owner who will automatically become the owner of the Policy if you die before the Surviving Insured;

change or revoke a contingent owner;

change or revoke a beneficiary;

exercise all other rights in the Policy;

increase or decrease the Specified Face Amount, subject to the other provisions of the Policy;

change the death benefit option, subject to the other provisions of the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the requested action. Your request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before we received it.

Rights of Beneficiary

The beneficiary has no rights in the Policy until the death of the Surviving Insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Other Policy Provisions

Addition, Deletion or Substitution of Investments. We may decide to add new Sub-Accounts at any time. Also, shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described in this paragraph, we will notify you and make any appropriate amendments to the Policy to reflect the substitution.

Entire Contract. Your entire contract with us consists solely of the Policy, including the attached copy of the Policy Application and any attached copies of supplemental applications and any riders and endorsements.

Alteration. Sales representatives do not have any authority to either alter or modify the Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Modification. Upon notice to you, we may modify the Policy if such a modification-

o o o o

is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;

is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendments to the Policy to reflect such modification.

Assignments. During the lifetime of the Surviving Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Principal Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.

Nonparticipating. The Policy does not pay dividends. The Policy does not share in our profits or surplus earnings.

Misstatement of Age or Sex. If the age or sex of either Insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

     Misstatement discovered at death of the Surviving Insured-The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex of each Insured.

     Misstatement discovered prior to death of the Surviving Insured-Your Account Value will be recalculated from the policy date using the Monthly Cost of Insurance Rates based on the correct age or sex of each Insured.

Suicide. If the Surviving Insured, whether sane or insane, commits suicide within two years after the Policy's Issue Date, we will not pay any part of the Policy Proceeds. We will refund the premiums paid, less the amount of any Policy Debt and any partial withdrawals.

If the Surviving Insured, whether sane or insane, commits suicide within two years after the effective date of an increase in the Specified Face Amount, then our liability as to that increase will be the cost of insurance for that increase.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid, change in death benefit option or reinstatement of the Policy. No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insureds for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the face amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the Effective Date of Coverage of such increase. Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the date of the increase. Any reinstatement will be incontestable after the reinstated Policy has been in force during the lifetime of any Insured providing evidence of insurability for the reinstatement for two years from the effective date of the reinstatement.

Report to Owner. We will send you a report at least once each Policy Year. The report will show current policy values, premiums paid and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.

Performance Information

We may sometimes publish performance information related to the Fund, the Variable Account or the Policy in advertising, sales literature and other promotional materials. This information is based on past investment results and is not an indication of future performance.

Portfolio Performance

We may publish a mutual fund portfolio's total return or average annual total return. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

We may also publish a mutual fund portfolio's yield. Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an effective yield. Seven-day yield illustrates the income earned by an investment in a money market fund over a recent seven-day period.

Total returns and yields quoted for a mutual fund portfolio include the investment management fees and other expenses of the portfolio, but do not include charges and deductions attributable to the Policy. These expenses would reduce the performance quoted.

Adjusted Non-Standardized Portfolio Performance

We may publish a mutual fund portfolio's total return and yields adjusted for charges against the assets of the Variable Account.

We may publish total return and yield quotations based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

Other Information

Performance information may be compared, in reports and promotional literature, to:

o o o

the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

other groups of variable life variable accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management expenses.

We may provide Policy information on various topics of interest to you and other prospective policyowners. These topics may include:
o o o o o o

the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets;

investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

the advantages and disadvantages of investing in tax-deferred and taxable investments;

customer profiles and hypothetical purchase and investment scenarios;

financial management and tax and retirement planning; and

investment alternatives to certificates of deposit and other financial instruments, including comparisons between a Policy and the characteristics of, and market for, such financial instruments.

Federal Income Tax Considerations

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is NOT intended as tax advice. We do not make any guarantees about the Policy's tax status. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). We make no representation as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. We do not make any guarantee regarding the tax status of any policy or any transaction regarding the Policy.

The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes of the particular arrangement.

Tax Status of the Policy

A Policy has certain tax advantages when treated as a life insurance contract within the meaning of Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). We believe that the Policy meets the Section 7702 definition of a life insurance contract, will be treated as a life insurance contract under federal tax laws and will take whatever steps are appropriate and reasonable to attempt to cause the Policy to comply with Section 7702.

Diversification of Investments

Section 817(h) of the Code requires that the Variable Account's investments be "adequately diversified" in accordance with certain Treasury regulations. We believe that the Variable Account will be adequately diversified.

In certain circumstances, the owner of a variable life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. We do not know what standards will be established, if any, in the regulations or rulings which the Treasury has stated it expects to issue on this question. We therefore reserve the right to modify the Policy as necessary to attempt to prevent a policyowner from being considered the owner of a pro-rata share of the assets of the Variable Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

The Policy may not qualify as life insurance after the Policy Anniversary on which the younger Insured attains age 100 and may be subject to tax consequences. We recommend that you receive counsel from your tax adviser. We will not be responsible for any adverse tax consequences resulting from the Policy being in effect after the Policy Anniversary on which the younger Insured is Attained Age 100.

Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable under the Policy is excludible from your gross income under the Code.

Tax Deferred Accumulation. Any increase in your Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Policy before the Surviving Insured dies.

Distributions. If you surrender the Policy, the amount you will receive as a result will be subject to tax as ordinary income to the extent that amount exceeds the "investment in the contract," which is generally the total of premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.

Depending on the circumstances, any of the following transactions may have federal income tax consequences:

o o o o o o o o

the exchange of a Policy for a life insurance, endowment or annuity contract;

a change in the death benefit option;

a policy loan;

a partial withdrawal;

a surrender;

a change in the ownership of a Policy;

the addition of an accelerated death benefit rider; or

an assignment of a Policy.

In addition, federal, state and local transfer and other tax consequences of ownership or receipt of Policy Proceeds will depend on your circumstances and those of the named beneficiary. Whether partial withdrawals (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether the Policy is considered a "modified endowment contract."

Modified Endowment Contracts. Section 7702A of the Code treats certain life insurance contracts as "modified endowment contracts" ("MECs"). The Code defines MECs as those Policies issued or materially changed after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the Policy provided for paid-up benefits for seven annual premiums ("seven-pay test"). If you pay more premiums than permitted under the seven-pay test, the policy will be a MEC.

We will monitor the Policy to determine whether additional premium payments would cause the Policy to become a MEC and will take certain steps in an attempt to avoid this result.

Further, if a transaction occurs which decreases the Specified Face Amount of the Policy during the first seven Policy Years, we will retest the Policy, as of the date of its purchase, based on the lower face amount to determine compliance with the seven-pay test. Also, if a decrease in Specified Face Amount occurs within seven years of a "material change," we will retest the Policy for compliance as of the date of the "material change." Failure to comply in either case would result in the Policy's classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.

If the Policy becomes a MEC, partial withdrawals, loans and surrenders may incur taxes and tax penalties.

The rules relating to whether a Policy will be treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause the Policy to be treated as a MEC.

Distributions under Modified Endowment Contracts. If treated as a MEC, the Policy will be subject to the following tax rules:

o o o

First, partial withdrawals are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of your Account Value immediately before the distribution over the "investment in the contract" at the time of the distribution.

Second, policy loans and loans secured by the Policy are treated as partial withdrawals and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.

Third, a 10 percent additional income tax is imposed on that portion of any distribution (including distributions upon total surrender and partial withdrawal), policy loan or loan secured by the Policy, that is included in income, except where the distribution or loan is:

o o o

made when you are age 59 1/2 or older;

attributable to your becoming disabled; or

is part of a series of substantially equal periodic payments for the duration of your life (or life expectancy) or for the duration of the longer of your or the beneficiary's life (or life expectancies).

These exceptions may only apply if the Policy is owned by an individual and, generally do not apply if the Policy is owned by a legal entity such as a trust, partnership or corporation.

Distributions under a Policy That Is Not a MEC. If the Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the "investment in the contract," and then as a distribution of taxable income to the extent the distribution exceeds the "investment in the contract." An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change which reduces benefits under the Policy which are made for purposes of maintaining compliance with Section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

If the Policy is not a MEC, policy loans and loans secured by the Policy are generally not treated as distributions. Such loans are instead treated as your indebtedness.

Finally, if the Policy is not a MEC, distributions (including distributions upon total surrender and partial withdrawal), policy loans and loans secured by the Policy are not subject to the 10 percent additional tax.

Policy Loan Interest. Generally, no tax deduction is allowed for interest paid or accrued on any indebtedness under a Policy. In addition, if the policyowner is not a natural person, or is a direct or indirect beneficiary under the Policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's otherwise allowable interest expense deduction. This rule may not, however, apply if you are such a policyowner engaged in a trade or business and the Policy covers an officer, director, employee or 20 percent owner of your business, within the meaning of Section 264(f)(4). You should consult your tax adviser for further guidance on these issues.

Also, there is no definitive guidance concerning the tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan, as is the case for loan amounts in Policy Years 11 and thereafter. You should consult your tax adviser regarding loan amounts in those Policy Years.

Multiple Policies. All modified endowment contracts issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a policy distribution which is taxable to you.

Federal Income Tax Withholding. We will withhold and remit to the federal government the amount of any tax due on that portion of a policy distribution which is taxable if we do not have a valid social security number for you, unless you direct us otherwise in writing at or before the time of the distribution. As the policyowner, however, you will be responsible for the payment of any taxes and early distribution penalties that may be due on policy distributions, regardless of whether those amounts are subject to withholding.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the net investment factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes into account when determining the net investment factor. We may take taxes into account when determining the net investment factor in future years, if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

Distribution of Policy

The Policy will be sold by licensed insurance agents in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with us and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is our wholly-owned subsidiary and is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain variable annuity contracts and other variable life insurance contracts we issue.

Gross first year commissions plus any expense allowance payments we pay on the sale of the Policy may vary with the sales agreement with broker-dealers depending on the particular circumstances, but is not expected to exceed 95% of the target premium, which will vary based on each Insured's age, sex and rating class, plus 5% of any excess premium payments. Gross renewal commissions in Policy Years 2 through 10 will not exceed 5% of actual premium payments, and will not exceed 2% in Policy Years 11 and thereafter. In addition, we may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. In Policy Year 3 and thereafter, 0.10% of the Account Value of the Sub-Accounts per annum will be paid to broker-dealers.

Voting Rights

We are the legal owner of all shares of the Funds held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Sub-Accounts in accordance with instructions received from policyowners who have an interest in the respective Sub-Accounts.

We will vote shares held in each Sub-Account for which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Sub-Account for which instructions are received. Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

The number of shares in each Sub-Account for which a policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Sub-Account, if any, by the value of one share of the corresponding Fund. We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.

Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by Georges C. Rouhart, FSA, MAAA, Product Officer.

Incorporation of Certain Documents by Reference

The Company's Annual Report on Form 10-K for the year ended December 31, 2002 filed with the SEC is incorporated by reference in this prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this prospectus.

The Company will furnish, without charge, to each person to whom a copy of this prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Variable Account, Sun Life of Canada (U.S.), the mutual fund investment options and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account. Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Terms

Account Value-The sum of the amounts in each Sub-Account of the Variable Account and the Fixed Account Option with respect to a Policy.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the policy date.

Attained Age-With respect to an Insured, the Insured's Issue Age plus the number of completed Policy Years.

Business Day-Any day that we are open for business.

Cash Value-Account Value less any surrender charges.

Cash Surrender Value-The Cash Value decreased by the balance of any outstanding Policy Debt.

Class-The risk and underwriting classification of an Insured.

Due Proof-Such evidence as we may reasonably require in order to establish that a benefit is due and payable.

Effective Date of Coverage-Initially, the Investment Start Date; with respect to any increase in the Specified Face Amount, the Anniversary that falls on or next follows the date we approve the supplemental application for that increase; with respect to any decrease in the Specified Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Expense Charges Applied to Premium-A percentage charge deducted from each premium payment.

Fixed Account Option-The portion of the Account Value funded by assets invested in our general account.

Fund-A mutual fund portfolio in which a Sub-Account invests.

Initial Premium-The amount necessary to put the coverage in force.

Insured-The persons on whose lives a Policy is issued.

Investment Options-The investment choices consisting of the Sub-Accounts and the Fixed Account Option.

Investment Start Date-The date the first premium is applied, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the Minimum Initial Premium.

Issue Age-With respect to an Insured, the age as of the Insured's birthday nearest the policy date.

Issue Date-The date we produce a Policy from our system as specified in the Policy.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the policy date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the insurance coverage provided by the Policy.

Monthly Expense Charge-A deduction made on a monthly basis for administration and other expenses.

Mortality and Expense Risk Charge-The annual rate deducted monthly from the Account Value for the mortality and expense risk we assume by issuing the Policy.

Policy Application-The application for a Policy, a copy of which is attached to and incorporated in the Policy.

Policy Debt-The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

Policy Month-A Policy Month is a one-month period commencing on the policy date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy which is payable at the death of the Surviving Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.

Policy Year-A Policy Year is a one-year period commencing on the policy date or any Anniversary and ending on the next Anniversary.

Principal Office-Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to you by written notice.

Processing Date-The first Valuation Date on or next following a Monthly Anniversary Day.

Specified Face Amount-The amount of life insurance coverage you request as specified in the Policy.

Sub-Accounts-Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

Unit-A unit of measurement that we use to calculate the value of each Sub-Account.

Unit Value-The value of each Unit of assets in a Sub-Account.

Valuation Date-Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

Valuation Period-The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account I.

Appendix B
Table of Death Benefit Percentages

Age	Applicable Percentage	Age	Applicable Percentage
20	250%	60	130%
21	250%	61	128%
22	250%	62	126%
23	250%	63	124%
24	250%	64	122%
25	250%	65	120%
26	250%	66	119%
27	250%	67	118%
28	250%	68	117%
29	250%	69	116%
30	250%	70	115%
31	250%	71	113%
32	250%	72	111%
33	250%	73	109%
34	250%	74	107%
35	250%	75	105%
36	250%	76	105%
37	250%	77	105%
38	250%	78	105%
39	250%	79	105%
40	250%	80	105%
41	243%	81	105%
42	236%	82	105%
43	229%	83	105%
44	222%	84	105%
45	215%	85	105%
46	209%	86	105%
47	203%	87	105%
48	197%	88	105%
49	191%	89	105%
50	185%	90	105%
51	178%	91	104%
52	171%	92	103%
53	164%	93	102%
54	157%	94	101%
55	150%	95+	100%
56	146%
57	142%
58	138%
59	134%

Appendix C
Privacy Policy

Introduction

At the Sun Life Financial group of companies, protecting your privacy is important to us. Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers' information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products. When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you. As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:
o	Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;
o	Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and
o	Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts. Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them. The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements. Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers' nonpublic personal information. These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers' nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us. If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts. Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

The following Sun Life Financial member companies have adopted this Notice:
Insurance Companies	Distributors/Broker-Dealers/Underwriters

Sun Life Assurance Company of Canada	Clarendon Insurance Agency, Inc
Sun Life Assurance Company of Canada (U.S.)	IFMG of Oklahoma, Inc.
Sun Life Insurance and Annuity Company of New York	IFS Agencies, Inc.
Independence Life and Annuity Company	IFS Agencies of Alabama, Inc.
Keyport Life Insurance Company	IFS Agencies of New Mexico, Inc.
(including the separate accounts of these companies)	IFS Insurance Agencies of Ohio, Inc.
IFS Insurance Agencies of Texas, Inc.
Independent Financial Marketing Group, Inc.
Keyport Financial Services Corp.
Liberty Securities Corporation
LSC Insurance Agency of Arizona, Inc.
LSC Insurance Agency of Nevada, Inc.
LSC Insurance Agency of New Mexico, Inc.

The SAI includes additional information about Sun Life of Canada (U.S.) Variable Account I and is incorporated herein by reference. The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request, at no charge. You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-800-700-6554.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 202-942-8090. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-0913

Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, Massachusetts 02481 (800) 700-6554	SUN LIFE LOGO
Futurity Survivorship Variable Universal Life Insurance
Sun Life of Canada (U.S.) Variable Account I
A Last Survivor Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy

This prospectus describes a last survivor combination fixed and variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we" or "us"), a member of the Sun Life Financial group of companies, through Sun Life of Canada (U.S.) Variable Account I, one of our separate accounts. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies and certificates issued under group policies. The Policy allows "you," the policyowner, within certain limits, to:

o o o o

choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

choose the amount and timing of premium payments;

allocate net premium payments among the available Investment Options and transfer Account Value among available Investment Options as your investment objectives change; and

access the Policy's Account Value through loans and surrenders.

This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Prospectus

May 1, 2003

Topic	Page
Risk/Benefit Summary of Policy
Sun Life Assurance Company of Canada (U.S.)
The Variable Account
The Funds
Fees and Expenses of the Funds
Our General Account
Investment Programs
Dollar Cost Averaging
Asset Rebalancing
Asset Allocation
About the Policy
Policy Application, Issuance and Initial Premium
Right of Return Period
Premium Payments
Premium
Net Premiums
Allocation of Net Premium
Planned Periodic Premiums
Death Benefit
Changes in Specified Face Amount
Minimum Changes
Increases
Decreases
Accessing The Account Value
Surrenders and Surrender Charges
Partial Surrenders
Policy Loans
Transfer Privileges
Account Value
Account Value of the Sub-Accounts
Net Investment Factor
Insufficient Value
Minimum Premium Test (No-Lapse Guarantee)
Grace Period
Splitting Units
Charges and Deductions
Expense Charges Applied to Premium
Mortality and Expense Risk Charge
Monthly Expense Charge
Monthly Cost of Insurance
Monthly Cost of Insurance Rates
Basis of Computation
Waivers and Reduced Charges
Maturity
Maturity Date Extension
Supplemental Benefits
Estate Preservation Rider
Maturity Extension With Full Death Benefit Rider
Termination of Policy
Reinstatement
Deferral of Payment
Rights of Owner
Rights of Beneficiary

Topic	Page
Other Policy Provisions
Addition, Deletion or Substitution of Investments
Entire Contract
Alteration
Modification
Assignments
Nonparticipating
Misstatement of Age or Sex
Suicide
Incontestability
Report to Owner
Illustrations
Performance Information
Portfolio Performance
Adjusted Non-Standardized Portfolio Performance
Other Information
Federal Income Tax Considerations
Tax Status of the Policy
Diversification of Investments
Tax Treatment of Policy Benefits
Life Insurance Death Benefit Proceeds
Tax Deferred Accumulation
Distributions
Modified Endowment Contracts
Distributions under Modified Endowment Contracts
Distributions under a Policy That Is Not a MEC
Policy Loan Interest
Multiple Policies
Federal Income Tax Withholding
Our Tax Status
Distribution of Policy
Voting Rights
Other Information
State Regulation
Legal Proceedings
Experts
Incorporation of Certain Documents by Reference
Registration Statements
Financial Statements
Appendix A - Glossary of Terms	A-1
Appendix B - Table of Death Benefit Percentages	B-1
Appendix C - Privacy Policy	C-1

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this prospectus or in the prospectus or statement of additional information of the Funds. We have not authorized anyone to provide you with information that is different.

Risk/Benefit Summary of Policy

Right of Return Period You may return the Policy and receive a refund within 10 days from the date of receipt of the Policy. A longer period may apply in some states. Premium Payments
o o o

Generally, you must make a minimum Initial Premium payment equal to 25% of 12 Minimum Monthly Premiums. The minimum Initial Premium is shown in the illustration for the Policy and is shown in the Policy.

You choose the amount and timing of subsequent premium payments, within certain limits.

You may allocate your net premium payments among the Policy's available Investment Options.

Account Value
Account Value is the sum of the amounts in each Sub-Account and the Fixed Account Option with respect to the Policy.
The Policy's Account Value will reflect-
o o o o

the premiums you pay;

the investment performance of the Sub-Accounts you select, and/or the interest credited to the Fixed Account Option;

any loans or partial surrenders;

the charges we deduct under the Policy.

Accessing the Policy's Account Value
o o o

You may borrow from us using the Account Value as collateral.

You may surrender the Policy for its Cash Surrender Value. Cash Surrender Value is Account Value minus any surrender charges and the amount of any Policy Debt. The surrender charge period ends 15 years after you purchase the Policy or increase the Specified Face Amount of the Policy.

You may make a partial surrender of some of the Policy's Cash Surrender Value after the Policy has been in force for one year. A partial surrender will cause a decrease in the Specified Face Amount of the Policy if the death benefit option is the Specified Face Amount. Reducing the Cash Surrender Value with a partial surrender may increase the risk of Policy lapse.

Death Benefit

If the Policy is in force at the time we receive Due Proof of death of the last of the two Insureds to die, we will pay the beneficiary an amount based on the death benefit option in effect, plus any supplemental benefits added to the Policy, less Policy Debt and any overdue monthly deductions.

Specified Face Amount is the minimum amount of life insurance in the Policy.
o	You have a choice of two death benefit options-
o	the Specified Face Amount; or

o	the sum of the Specified Face Amount and the Account Value of the Policy.
o o	For each option, the death benefit may be greater if necessary to satisfy federal tax laws. After the first Policy Year, you may
o o o	change the death benefit option; increase the Specified Face Amount; or decrease the Specified Face Amount to a level not less than the minimum specified in the Policy..
The Variable Account
o o o o o

We have established a variable separate account to fund the variable benefits under the Policy.

The assets of the variable separate account are free from our general creditor's claims.

The variable separate account is divided into Sub-Accounts.

Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

When you choose Sub-Accounts in the variable separate account, your benefits will fluctuate based on certain economic conditions. These conditions include, but are not limited to

o o o o	inflationary forces, changes in rates of return available from different types of investments, changes in employment rates and the presence of international conflict.
o o o

With such Sub-Accounts, you assume all investment risk.

A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

It is unsuitable to purchase a life insurance policy as a short-term savings vehicle because investment risk is best borne over a number of years.

Investment Options
o o o

You may allocate your net premium payments among the Sub-Accounts and the Fixed Account Option.

You may transfer amounts from one Sub-Account to another or to the Fixed Account Option, subject to any limits that we or the Funds may impose. We will notify you in writing of any such limitations.

You may transfer amounts from the Fixed Account Option, subject to our transfer rules in effect at time of transfer.

What if Charges and Deductions Exceed Cash Surrender Value?
o o o o

Unless the No-Lapse Guarantee applies, the Policy will terminate if the Cash Surrender Value at the beginning of any Policy Month is less than the charges and deductions then due.

We will send you notice and allow you a 61 day grace period.

If, within the grace period, you do not make a premium payment sufficient to cover all charges and deductions due, the Policy will terminate at the end of the grace period.

If the Policy terminates, all coverage ceases and no benefits are payable.

No-Lapse Guarantee

The Policy will not terminate during the No-Lapse Guarantee Period if the premiums paid less partial surrenders less Policy Debt exceed the sum of Minimum Monthly Premiums from the Policy Date to the Valuation Date. The No-Lapse Guarantee Period is the first five Policy Years.

Reinstatement

If the Policy terminates due to insufficient value, we will reinstate it within five years at your request, subject to certain conditions.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have tax consequences that you should consider. You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits, loans and surrenders.

Supplemental Benefits
o	You may supplement the Policy with the following riders where available-
o o	estate preservation maturity extension with full death benefit
o	We will deduct the cost, if any, of the rider(s) from the Policy's Account Value on a monthly basis.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy or transfer amounts between Investment Options.
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Expense Charge Applied to Premium	Upon premium receipt	(On premium up to and including Target1) Policy Year 1: 10% Current Policy Years 2+: 5.25% Guaranteed Policy Years 2+: 7.25% (On premium in excess of Target) Current: 5.25% Guaranteed: 7.25%
Surrender Charge[2] Minimum and Maximum Charge	Upon policy surrender before the sixteenth Policy Year and upon surrender of a Policy increase before fifteen years have elapsed from the increase effective date	(Per $1000 of Specified Face Amount) $0.33/$45.00[3]
Representative Owner Charge[4]		$27.22

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Fund fees and expenses.
PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[5] Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Policy Net Amount at Risk) Current: $0.00005/$363.77[6] Guaranteed: $0.001/$1000.00[7]
Representative Owner Charge[8]		Current: $0.01 Guaranteed: $0.05
Mortality and Expense Risk Charge	At the beginning of a Policy Month	(On the assets allocated to the Variable Account) 0.50%
Monthly Expense Charge Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Specified Face Amount) $0.48/$2.40 for the first 10 Policy Years following Policy Issuance and for the first 10 Policy Years following an increase in the Specified Face Amount[9]
Representative Owner Charge		$0.96 for the first 10 Policy Years following Policy Issuance and for the first 10 Policy Years following an increase in the Specified Face Amount[10]

The next table describes the charges you will pay periodically during the time you own any riders attached to the Policy.
OPTIONAL CHARGES
Charge	When Charge is Deducted	Amount Deducted
Estate Preservation Rider Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Rider Face Amount) $0.01/$6.44[11]
Representative Owner Charge[12]		$0.12
Maturity Extension With Full Death Benefit Rider Minimum and Maximum Charge	At the beginning of a Policy Month	(Per $1000 of Policy Net Amount at Risk) $0.12/$7.92[13]
Representative Owner Charge[14]		$0.24

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.
TOTAL ANNUAL FUND OPERATING EXPENSES	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	[0.38%]	[7.47%]

[Bracketed information will be updated by post-effective amendment and reflect operating expenses in 2002.]

1Target premium is based on the Specified Face Amount and each Insured's age, sex and rating class.

2The surrender charge varies based on the length of time the Policy has been in force and each Insured's issue age, sex and rating class.

3The first number is the minimum surrender charge possible under the Policy. The $0.33 represents the charge per $1000 of Specified Face Amount for two Insured females, non-tobacco, issue age 20, policy year 15. The second number is the maximum surrender charge possible under the Policy. The $45.00 represents the charge per $1000 of Specified Face Amount for two Insured males, tobacco, issue age 85, policy year 1.

4A Representative Owner is an Insured male, non-tobacco, issue age 55 and an Insured female, issue age 55, policy year 1. It is assumed the Owner and the Insureds are the same person.

5The cost of insurance charge varies based on the length of time the Policy has been in force and each Insured's age, sex and rating class. The cost of insurance charge shown may not be representative of the charge that you will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your sales representative.

6The first number is the current minimum cost of insurance charge possible under the Policy. The $0.00005 represents the per $1000 of Net Amount at Risk charge for two Insured females, standard, non-tobacco, issue age 27, policy year 1. The second number is the current maximum cost of insurance charge possible under the Policy. The $363.77 represents the per $1000 of Net Amount at Risk charge for two Insured males, standard, tobacco, issue age 85, policy year 15.

7The first number is the guaranteed minimum cost of insurance charge possible under the Policy. The $0.001 represents the per $1000 of Net Amount at Risk charge for two Insured females, standard, non-tobacco, issue age 20, policy year 1. The second number is the guaranteed maximum cost of insurance charge possible under the Policy. The $1000.00 represents the per $1000 of Net Amount at Risk charge for two Insured males, standard, tobacco, issue age 85, policy year 15.

8A Representative Owner is an Insured male, preferred, non-tobacco, issue age 55 and an Insured female, preferred, non-tobacco, issue age 55, policy year 1. It is assumed the Owner and the Insureds are the same person.

9The first number is the minimum monthly expense charge possible under the Policy. The $0.48 represents the per $1000 of Net Amount at Risk annual charge for two Insured females, preferred, non-tobacco, issue age 20. The second number is the maximum monthly expense charge possible under the Policy. The $2.40 represents the per $1000 of Net Amount at Risk annual charge for two Insured males, standard, tobacco, issue age 85.

10A Representative Owner is an Insured male, preferred, non-tobacco, issue age 55 and an Insured female, preferred, non-tobacco, issue age 55, policy year 1. It is assumed the Owner and the Insureds are the same person.

11The first number is the minimum charge for the rider. The $0.01 represents the charge for two Insured females, preferred, non-tobacco, issue age 20. The second number is the maximum charge for the rider. The $6.44 represents the charge for two Insured males, preferred, tobacco, issue age 75.

12A Representative Owner is an Insured male, preferred, non-tobacco, issue age 55 and an Insured female, preferred, non-tobacco, issue age 55.

13The first number is the minimum charge for the rider. The $0.12 represents the charge for two Insureds, issue age 20. The second number is the maximum charge for the rider. The $7.92 represents the charge for two Insureds, issue age 85.

14The Representative Owner is two Insureds, issue age 55.

Sun Life Assurance Company of Canada (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states and the District of Columbia and we have an insurance company subsidiary that does business in New York. We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). We issue individual and group life insurance policies and annuity contracts.

Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.

The Variable Account

We established Sun Life of Canada (U.S.) Variable Account I in accordance with Delaware law on December 1, 1998. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.

We own the assets of the Variable Account. The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account. The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be used to purchase shares of the corresponding mutual fund. The Sub-Accounts will at all times be fully invested in mutual fund shares. The Variable Account may contain certain sub-accounts which are not available under the Policy.

The Funds

The Policy offers a number of Fund options, which are briefly discussed below. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in connection with this prospectus. A copy of each Fund Prospectus may be obtained without charge by calling (800) 700-6554, or writing to Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

The Funds currently available are:

AIM Variable Insurance Funds (advised by AIM Advisors, Inc.)

     AIM V.I. Capital Appreciation Fund seeks growth of capital by investing principally in common stocks of companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. Growth Fund seeks to achieve growth of capital primarily by investing in seasoned and better-capitalized companies considered to have strong earnings momentum.

     AIM V.I. Core Equity Fund seeks to achieve growth of capital.

     AIM V.I. International Growth Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

The Alger American Fund (advised by Fred Alger Management, Inc.)

     Alger American Growth Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.

     Alger American Income & Growth Portfolio seeks primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

     Alger American Small Capitalization Portfolio seeks long-term capital appreciation by investing primarily in the equity securities of small companies with market capitalizations within the range of the Russell® 2000 Growth Index or the S&P® SmallCap 600 Index.

NOTE: Allocations to Alger American Growth Fund, Alger American Income & Growth Fund and Alger American Small Capitalization Fund received on or after May 1, 2002 will be directed to SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund and SCSM Alger Small Capitalization Fund respectively.

Goldman Sachs Variable Insurance Trust (advised by Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), except for Goldman Sachs International Equity Fund, which is advised by Goldman Sachs Asset Management International, GSAMI.)

     Goldman Sachs VIT CORESM Small Cap Equity Fund seeks long-term growth of capital by investing in a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 at the time of the investment.

     Goldman Sachs VIT CORESM U.S. Equity Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

     Goldman Sachs VIT Growth and Income Fund seeks long-term growth of capital and growth of income.

     Goldman Sachs VIT International Equity Fund seeks long-term capital appreciation by investing in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

MFS/Sun Life Series Trust (advised by Massachusetts Financial Services Company, a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc., a diversified financial services organization)

     Capital Appreciation Series will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     Emerging Growth Series will seek long-term growth of capital.

     Government Securities Series will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related Securities.

     High Yield Series will seek high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.

     Massachusetts Investors Growth Stock Series will seek to provide long-term growth of capital and future income rather than current income.

     Massachusetts Investors Trust Series will seek long-term growth of capital with a secondary objective to seek reasonable current income.

     New Discovery Series will seek capital appreciation.

     Total Return Series will mainly seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     Utilities Series will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

OCC Accumulation Trust (advised by OpCap Advisors).

     Equity Portfolio seeks long-term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.

     Managed Portfolio seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, fixed income securities and cash equivalents, the percentages of which will vary based on the portfolio manager's assessments of the relative outlook for such investments.

     Mid Cap Portfolio seeks long-term capital appreciation through investment in a diversified portfolio of equity securities. The portfolio will invest primarily in companies with market capitalizations of between $500 and $8 billion.

     Small Cap Portfolio seeks capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion.

Note: The OCC Portfolios are not available as investment options to policies issued on or after July 17, 2000. Further, the OCC Portfolios are closed to new premium, allocations and transfers on May 1, 2002 and thereafter.

Sun Capital Advisers TrustSM (advised by Sun Capital Advisers, Inc., an affiliate of the Company; Fred Alger Management, Inc. serves as subadviser to the SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund and SCSM Alger Small Capitalization Fund; OpCap Advisors serves as investment subadviser to SCSM Value Equity Fund, SCSM Value Managed Fund, SCSM Value Mid Cap Fund and SCSM Value Small Cap Fund; Wellington Management Company, LLP, serves as investment subadviser to SCSM Blue Chip Mid Cap Fund, SCSM Investors Foundation Fund and SCSM Select Equity Fund.)

     Sun Capital Money Market Fund(R) seeks to maximize current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar denominated money market securities.

     Sun Capital Investment Grade Bond Fund(R) seeks high current income consistent with relative stability of principal by investing at least 80% of its net assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds).

     Sun Capital Real Estate Fund(R) primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its net assets in securities of real estate investment trusts and other real estate companies.

     SCSM Alger Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. large capitalization companies.

     SCSM Alger Income & Growth Fund primarily seeks a high level of dividend income and secondarily seeks capital appreciation by investing primarily in dividend paying equity securities.

     SCSM Alger Small Capitalization Fund seeks long-term capital appreciation by investing primarily in U.S. companies with market capitalizations within the range represented by the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

     SCSM Blue Chip Mid Cap Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's Mid Cap 400 Index.

     SCSM Investors Foundation Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations generally within the range represented by the Standard & Poor's 500 Index. Investments are selected using a combination of fundamental analysis and quantitative tools.

     SCSM Select Equity Fund seeks long-term capital growth by investing in 20 to 40 common stocks and other equity securities of large capitalization U.S. companies selected primarily from the Standard & Poor's 500 Index.

     SCSM Value Equity Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities listed on the New York Stock Exchange.

     SCSM Value Managed Fund seeks growth of capital over time by investing primarily in a portfolio consisting of common stocks, fixed income securities, and cash equivalents. The subadviser will vary the allocation depending on its assessments of the relative values of such investments.

     SCSM Value Mid Cap Fund seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of between $500 million and $8 billion at time of purchase.

     SCSM Value Small Cap Fund seeks capital appreciation by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion at time of purchase.

Although the investment objectives and policies of the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.

Some of the Funds' investment advisers may compensate us for administering the Funds as investment options under the Policy. Such compensation is paid from advisers' assets.

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

Fees and Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund.

The Fund expenses are assessed at the Fund level and are not direct charges against Variable Account assets or reductions from Cash Values. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account. Thus, you indirectly bear the fees and expenses of the Funds you select.

The management fees and other expenses of the Funds are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

The Fixed Account Option is not a security and the general account is not an investment company. Interests in our general account offered through the Fixed Account Option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

You may allocate net premiums to the Fixed Account Option and may transfer a portion of your investments in the Sub-Accounts to the Fixed Account Option. You may also transfer a portion of your investment in the Fixed Account Option to any of the variable Sub-Accounts. Transfers may be subject to certain restrictions.

An investment in the Fixed Account Option does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

Investment Programs

Dollar Cost Averaging. You may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us. Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by you, up to a maximum of twelve. The program continues until the Account Value allocated to the program is depleted or you elect to stop the program.

The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available Sub-Accounts at set intervals, dollar cost averaging allows you to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Unit may be achieved over the long-term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

Asset Rebalancing. Once your money has been allocated among the Investment Options, the earnings may cause the percentage invested in each Investment Option to differ from your allocation instructions. You can direct us to automatically rebalance the policy among your Sub-Accounts to return to your allocation percentages by selecting our asset rebalancing program. The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Policy Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

Asset Allocation. One or more asset allocation investment programs may be made available in connection with the Policy, at no extra charge. An asset allocation program provides for the allocation of the Account Value among the available investment options. These programs will be fully described in a separate brochure. You may elect to enter into an asset allocation investment program under the terms and conditions described in the brochure.

About the Policy

Policy Application, Issuance and Initial Premium

To purchase a Policy, you must first submit an application to our Principal Office. We may then follow certain underwriting procedures designed to determine the insurability of the proposed Insureds. We offer the Policy on a regular (medical) underwriting basis. We may require medical examinations and further information before the proposed application is approved. Both Insureds must be acceptable risks based on our underwriting limits and standards. We may, however, issue a Policy based on the health of one Insured where the other Insured would not normally be an acceptable risk for comparable individual life insurance coverage. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured which will result in increased Monthly Cost of Insurance charges.

You must specify certain information in the application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any. The Specified Face Amount generally may not be decreased below $250,000-the "Minimum Specified Face Amount."

While your application is being reviewed, we may make available to you temporary life insurance coverage if you have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment. The temporary coverage, if available, begins on the date that separate application for it is signed, has a maximum amount and is subject to other conditions.

Pending approval of your application, any advance payments will be held in our general account. Upon approval of the application, we will issue to you a Policy on the lives of the Insureds. The Issue Date is the date we produce the Policy on our system and is specified in the Policy. A specified minimum Initial Premium is due and payable as of the Issue Date of the Policy. The Effective Date of Coverage for the Policy will be the later of-

o o	the Issue Date, or the date a premium is paid equal to or in excess of the specified Initial Premium.

If an application is not approved, we will promptly return all advance payments to you.

Right of Return Period

If you are not satisfied with the Policy, it may be returned by delivering or mailing it to our Principal Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of the Policy (the "Right of Return Period"). A longer period may apply in some states.

A Policy returned under this provision will be deemed void. You will receive a refund equal to the sum of all premium payments made, if the Policy indicates this is your right; otherwise, your refund will equal the sum of-

o o o

the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account;

the value of the amounts allocated to the Variable Account on the date the cancellation request is received by us at our Principal Office; and

any fees or charges imposed on amounts allocated to the Variable Account.

Unless the Policy indicates you are entitled to receive a full refund of premiums paid, you bear all of the investment risk during the Right of Return Period.

During the Right of Return Period, we will allocate the net premium payments to the money market Sub-Account or to our general account, whichever we specify in the Policy. Upon expiration of the Right of Return Period, the Account Value in that Sub-Account or in the general account, as applicable, will be transferred to the Investment Options in accordance with your allocation instructions.

Policies delivered in Connecticut only. During the first eighteen months, the Policy is in force, You may exchange it for a last survivor flexible premium adjustable life insurance policy issued by Us or an affiliate, the benefits of which do not vary with the investment performance of a separate account. The Account Value of the Policy will be transferred to the new policy. We will not require evidence of insurability for the exchange. To effect an exchange, You must give Us written notice at Our Principal Office within this eighteen-month period.

Premium Payments

All premium payments must be made payable to Sun Life Assurance Company of Canada (U.S.) and mailed to our Principal Office. The Initial Premium will be due and payable as of the Policy's Issue Date. The minimum Initial Premium is, generally, 25% of twelve Minimum Monthly Premiums. Additional premium payments may be paid to us subject to the limitations described below.

Premium. We reserve the right to limit the number of premium payments we accept in a year. No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep the Policy in force. We reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium.

We will not accept premium payments that would, in our opinion, cause the Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.

Net Premiums. The net premium is the amount you pay as the premium less the Expense Charges Applied to Premium.

Allocation of Net Premium. Except as otherwise described herein, net premium will be allocated in accordance with your allocation percentages. You must allocate at least 5% of net premium to any Investment Option you choose. Percentages must be in whole numbers. We reserve the right to limit the number of Investment Options to which you may allocate the Account Value to not more than 20 Investment Options.

Premiums received prior to the end of the Right of Return Period will be credited to the Sun Capital Money Market Sub-Account or to the Fixed Account Option, whichever we specify in the Policy. You initial allocation percentages will take effect at the end of the Right of Return Period.

You may change your allocation percentages at any time by telephone or written request to our Principal Office. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased the Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. An allocation change will be effective as of the date we accept receipt of the request for that change.

Planned Periodic Premiums. While you are not required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium at each billing period as specified in the Policy, unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep the Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy. We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices.

Death Benefit

If the Policy is in force at the time of death of the last Insured to die, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of such Insured's death. The amount payable will be:

o o o o

the amount of the selected death benefit option, plus

any amounts payable under any supplemental benefits added to the Policy, minus the value of any Policy Debt on the date of death of the last Insured to die, minus any overdue monthly deductions if death occurs during a grace period.

We will pay this amount to the beneficiary in one lump sum, unless we and the beneficiary agree on another form of settlement.

You may select between two death benefit options. You may change the death benefit option after the first Policy Year.

Option A. Under this option, the death benefit is-

o o

the Policy's Specified Face Amount on the date of death of the last Insured to die; or, if greater,

the Policy's Account Value on the date of death of the last Insured to die multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want the death benefit to remain level over time. Option B. Under this option, the death benefit is-
o o

the sum of the Specified Face Amount and Account Value of the Policy on the date of death of the last Insured to die; or, if greater,

the Policy's Account Value on the date of death of the last Insured to die multiplied by the applicable percentage shown in the table set forth in Appendix B.

This death benefit option should be selected if you want your death benefit to change with the Policy's Account Value. There is no charge related to the election of Option B.

As Option B includes the Policy's Account Value, the death benefit will be impacted in a positive or negative manner by the premiums you pay, the investment performance of the Sub-Accounts you select, the interest credited to the Fixed Account Option, any loans, partial withdrawals and the charges we deduct under the Policy. For example, the death benefit may be less if there is

o o o o o o

minimum premium funding,

poor investment performance of the Sub-Accounts you select,

minimum interest credited to the Fixed Account Option,

an unpaid loan,

a partial surrender and/or

maximum charge deductions.

You may change your death benefit option after the first Policy Year. If you change from Option B to Option A, the Specified Face Amount will be increased by an amount equal to the Policy's Account Value on the effective date of change. If you change from Option A to Option B, the Specified Face Amount will be decreased by an amount equal to the Policy's Account Value on the effective date of the change.

Changes in Specified Face Amount

You may increase or decrease the Specified Face Amount of the Policy within certain limits.

Minimum Changes. Each increase in the Specified Face Amount must be at least $20,000. We reserve the right to change the minimum amount by which you may change the Specified Face Amount.

Increases. You may request an increase in the Specified Face Amount. You must provide satisfactory evidence of both Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if either Insured's Attained Age is greater than 80 on the effective date of the increase.

Decreases. A decrease will become effective at the beginning of the next Policy Month following our approval of your request. The Specified Face Amount after the decrease must be at least $250,000. Surrender charges will apply to decreases in the Specified Face Amount during the surrender charge period except for decreases in the Specified Face Amount resulting from a change in the death benefit option or a partial surrender.

For purposes of determining surrender charges and later cost of insurance charges, we will apply a decrease in Specified Face Amount in the following order-

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and finally, to the initial Specified Face Amount.
Accessing The Account Value

Surrenders and Surrender Charges

You may surrender the Policy for its Cash Surrender Value at any time while the Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate. If you surrender the Policy and receive its Cash Surrender Value, you may incur surrender charges, taxes and tax penalties.

Cash Surrender Value is the Policy's Account Value less the sum of-

o o	the outstanding balance of any Policy Debt; and any surrender charges.

We will deduct surrender charges from the Account Value if you surrender the Policy or request a decrease in the Specified Face Amount during the surrender charge period. There are separate surrender charges for the initial Specified Face Amount and any increase in the Specified Face Amount you request. The surrender charge period will start on the Policy's Issue Date and on the effective date for the increase, respectively.

We will determine the Cash Surrender Value at the next close of business on the New York Stock Exchange after we receive your written request for surrender at our Principal Office.

If you surrender the Policy, we will apply a surrender charge to the initial Specified Face Amount and to each increase in the Specified Face Amount other than an increase resulting from a change in the death benefit option. The surrender charge will be calculated separately for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge will be an amount based on certain factors, including the Policy's Specified Face Amount and each Insured's age, sex and rating class.

The following are examples of surrender charges at representative Issue Ages.

First Year Surrender Charges Per $1,000 of Specified Face Amount (Male/Female Insured Pair, Non-tobacco)
Issue Ages 35 & 35 $8.48	Issue Ages 45 & 45 $19.19	Issue Ages 55 & 55 $27.22
Issue Ages 65 & 65 $40.02	Issue Ages 75 & 75 $45.00	Issue Ages 85 & 85 $45.00
The surrender charge will be calculated based on the surrender charge percentages for the initial Specified Face Amount and each increase in the Specified Face Amount as shown in the table below.
Surrender Charge (as a Percentage of the First Year Surrender Charge)
	Issue Ages
Year	35 & 35	45 & 45	55 & 55	65 & 65	75 & 75	85 & 85
1	100.00	100.00	100.00	100.00	100.00	100.00
2	90.000	90.000	90.000	90.000	90.000	90.000
3	80.000	80.000	80.000	80.000	80.000	80.000
4	70.000	70.000	70.000	70.000	70.000	70.000
5	60.000	60.000	60.000	60.000	60.000	60.000
6	50.000	50.000	50.000	50.000	50.000	50.000
7	45.000	45.000	45.000	45.000	40.000	40.000
8	40.000	40.000	40.000	40.000	30.000	30.000
9	35.000	35.000	35.000	35.000	20.000	20.000
10	30.000	30.000	30.000	30.000	10.000	10.000
11	25.000	25.000	25.000	25.000	0.000	0.000
12	20.000	20.000	20.000	20.000	0.000	0.000
13	15.000	15.000	15.000	15.000	0.000	0.000
14	10.000	10.000	10.000	10.000	0.000	0.000
15	5.000	5.000	5.000	5.000	0.000	0.000
16+	0.000	0.000	0.000	0.000	0.000	0.000
For policies delivered in Pennsylvania, surrender charges in the first Policy Year are lower for certain issue ages.

A surrender charge will be applied for each decrease in the Specified Face Amount except for decreases in the Specified Face Amount resulting from a change in death benefit option or partial surrender. These surrender charges will be applied in the following order:

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.

On a decrease in the initial Specified Face Amount, you will pay a proportion of the full surrender charge based on the ratio of the face amount decrease to the initial Specified Face Amount. The surrender charge you pay on a decrease that is less than the full amount of an increase in Specified Face Amount will be calculated on the same basis. Future surrender charges will be reduced by any applicable surrender charges for a decrease in the Specified Face Amount.

You may allocate any surrender charges resulting from a decrease in the Specified Face Amount among the Investment Options. If you do not specify the allocation, then the surrender charges will be allocated proportionally among the Investment Options in excess of any Policy Debt.

Partial Surrenders

You may make a partial surrender of the Policy once each Policy Year after the first Policy Year by written request to us. Each partial surrender must be for at least $200, and no partial surrender may be made-

o o

during the first ten Policy Years for more than 20 percent of the Cash Surrender Value at the end of the first Valuation Date after we receive your request or thereafter for more than the Cash Surrender Value.

If the applicable death benefit option is Option A, the Specified Face Amount will be decreased by the amount of the partial surrender. We will apply the decrease to the initial Specified Face Amount and to each increase in Specified Face Amount in the following order-

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and third, to the initial Specified Face Amount.

Unless you specify otherwise, the partial surrender will be allocated proportionally among the Investment Options in excess of any Policy Debt. We will not accept requests for a partial surrender if the Specified Face Amount remaining in force after the partial surrender would be less than the minimum Specified Face Amount. We will effect a partial surrender at the next close of business on the New York Stock Exchange after we receive your written request. A partial surrender may result in taxes and tax penalties.

Policy Loans

Using the Policy as collateral, you may request a policy loan of up to 90% of the Policy's Cash Value, decreased by the amount of any outstanding Policy Debt on the date the policy loan is made. The Policy will terminate for no value subject to a grace period if the Policy Debt exceeds the Cash Value. During the first five Policy Years, however, the Policy will not terminate if it satisfies the minimum premium test.

You may allocate the policy loan among the Investment Options. If you do not specify the allocation, then the policy loan will be allocated proportionally among the Investment Options in excess of any Policy Debt. Loan amounts allocated to the Sub-Accounts will be transferred to the Fixed Account Option. We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account Option.

Interest on the policy loan will accrue daily at 4% annually during Policy Years 1 through 10 and 3.0% annually thereafter. This interest will be due and payable to us in arrears on each policy anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

There is no definitive guidance concerning the tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan. You should consult your tax adviser regarding loan amounts in Policy Years 11 and thereafter.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from you will be credited to the Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment. In the event you have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity. We reserve the right to repay any loans from the Fixed Account Option prior to loans from the Variable Account.

A policy loan, whether or not repaid, will affect the Policy Proceeds payable upon the Insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value. The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts or the Fixed Account Option while the loan is outstanding, the effect could be favorable or unfavorable.

Transfer Privileges

The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions. Subject, however, to these special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, you may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account or to the Fixed Account Option. We will make transfers pursuant to an authorized written or telephone request to us. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased the Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number.

Transfers may be requested by indicating the transfer of either a specified dollar amount or a specified percentage of the Fixed Account Option or the Sub-Account's value from which the transfer will be made. If you request a transfer based on a specified percentage of the Fixed Account Option or the Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account Option or the Sub-Account's value at the time the request is received. We reserve the right to limit the number of Sub-Accounts to which you may allocate the Account Value to not more than 20 Investment Options.

Transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; and (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account. We will notify you in writing of any such limitations.

We reserve the right to restrict amounts transferred to the Variable Account from the Fixed Account Option to 20% of that portion of the Account Value attributable to the Fixed Account Option as of the end of the previous Policy Year. We reserve the right to restrict amounts transferred to the Fixed Account Option from the Variable Account to 20% of that portion of the Account Value attributable to the Variable Account as of the end of the previous Policy Year. We further reserve the right to restrict amounts transferred to the Fixed Account Option from the Variable Account in the event the portion of the Account Value attributable to the Fixed Account Option would exceed 30% of the Account Value.

Account Value

The Account Value is the sum of the values in each Sub-Account of the Variable Account with respect to the Policy, plus the value of the Fixed Account Option. The Account Value varies depending upon the Premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial surrenders, fees, policy loans and the net investment factor (described below) for the Sub-Accounts to which the Account Value is allocated.

Account Value of the Sub-Accounts. We measure the amounts in the Sub-Accounts in terms of Units and Unit Values. On any given date, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account. Units are redeemed when you make partial surrenders, undertake policy loans or transfer amounts from a Sub-Account, and for the payment of Monthly Expense Charges, Monthly Cost of Insurance charges and other fees. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. A Valuation Date is any day on which we, the applicable Fund, and the NYSE are open for business. For the first Valuation Date of each Sub-Account, the Unit Value is established at $10.00. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date. The Valuation Period is the period of time from one determination of Unit Values to the next.

Transactions are processed on the date we receive a premium at our Principal Office or any acceptable written or telephonic request is received at our Principal Office. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date. The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the initial premium.

The Account Value on the Investment Start Date equals:

o o

the net premium received, minus

the portion of the Monthly Expense Charges and Monthly Cost of Insurance deductions due on the policy date and subsequent Monthly Anniversary Days through the Investment Start Date charged to the Sub-Accounts and the Fixed Account Option.

The Account Value on subsequent Valuation Dates is equal to:
o o o o o

the values on the previous Valuation Date, plus

any additional premium we have received, plus or minus

the investment experience of the Investment Options you have selected, minus policy charges and deductions, minus

any partial surrenders you have made.

Net Investment Factor. The net investment factor for each Sub-Account for any Valuation Period is determined by deducting the Mortality and Expense Risk Charge for each day in the Valuation Period from the quotient of (1) and (2) where:

(1) is the net result of-

o o o

the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution declared on Fund shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account; and

(2) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

The Mortality and Expense Risk Charge for the Valuation Period is the Daily Risk Charge times the number of days in the Valuation Period The net investment factor may be greater or less than one.

Insufficient Value. The Policy will terminate for no value, subject to a grace period described below if, on a Valuation Date, a Monthly Anniversary Day occurred during the Valuation Period and-

o o	the Policy's Cash Surrender Value is equal to or less than zero or the Policy Debt exceeds the Cash Value.

During the first five Policy Years, a Policy will not terminate by reason of insufficient value if it satisfies the "minimum premium test" described below.

Minimum Premium Test (No-Lapse Guarantee). A Policy satisfies the minimum premium test if the premiums paid less any partial surrenders less any Policy Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Policy in each Policy Month from the policy date to the Valuation Date.

The applicable Minimum Monthly Premiums are specified in the Policy. We may revise the Minimum Monthly Premiums as a result of any of the following changes to a Policy:

o o	change in Specified Face Amount; change in supplemental benefit.

The revised minimum monthly premiums will be effective as of the effective date of the change to the Policy and will remain in effect until again revised by any of the above changes.

Grace Period. If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force. Notice of premium due will be mailed to your last known address and the last known address of any assignee of record. We will assume that your last known address is the address shown on the Policy Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us. If the premium due is not paid within 61 days after the beginning of the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable by us during the grace period, then any charges due will be deducted from the amount payable by us.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Charges and Deductions

Expense Charges Applied to Premium. We will deduct a charge from each premium payment as a sales load and for our federal, state and local tax obligations, which we will determine from time to time. For the first Policy Year, the charge is 10% of premiums up to and including the target premium (specified in the Policy), which is based on certain factors, including the Specified Face Amount and the age, sex and rating class of each Insured. The charge on premiums in excess of the target premium is guaranteed not to exceed 7.25%. The current charge is 5.25%. For Policy Year 2 and thereafter, the charge on all premiums is guaranteed not to exceed 7.25%. The current charge is 5.25%.

Mortality and Expense Risk Charge. This charge is for the mortality and expense risks we assume with respect to the Policy. It is based on an annual rate that we apply against the Variable Account on a daily basis.

The Mortality and Expense Risk Charge will be determined by us from time to time based on our expectations of future interest, mortality costs, persistency, expenses and taxes, but will not exceed 0.50% annually. The current charge is 0.50% annually.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge. We will deduct a monthly charge from the Account Value for the first ten Policy Years following the issuance of the Policy based on the initial Specified Face Amount and for the first ten Policy Years following the effective date of each increase in the Specified Face Amount, if any, based on the amount of increase. The applicable charge is equal to the initial Specified Face Amount or the amount of increase, as the case may be, times a rate that varies based on the age, sex and rating class of each Insured.

Monthly Cost of Insurance. We deduct a Monthly Cost of Insurance charge from the Account Value to cover anticipated costs of providing insurance coverage. The Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Investment Options in excess of any Policy Debt.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where:

(1) (2) (3)

is the cost of insurance charge equal to the Monthly Cost of Insurance rate (described below) multiplied by the net amount at risk divided by 1,000;

is the monthly rider cost for any riders which are a part of the Policy; and

is any additional insurance charge, calculated as specified in the Policy, for substandard risk classifications.

The net amount at risk equals:
o o	the death benefit divided by 1.00247; minus the Account Value on the Valuation Date prior to assessing the Monthly Expense Charge and the cost of insurance charges.

The net amount at risk is affected by the performance of the investment options to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial surrenders, transaction fees and periodic charges.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, the Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

Monthly Cost of Insurance Rates. The Monthly Cost of Insurance rates (except for any such rate applicable to an increase in the Specified Face Amount) are based on the length of time the Policy has been in force and each Insured's sex, Issue Age and rating class. The Monthly Cost of Insurance rates applicable to each increase in the Specified Face Amount are based on the length of time the increase has been in force and each Insured's sex, Issue Age and rating class. The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Basis of Computation. Guaranteed Maximum Monthly Cost of Insurance Rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables. The Guaranteed Maximum Monthly Cost of Insurance Rates reflect any underwriting rating applicable to the Policy. We have filed a detailed statement of our methods for computing Cash Values with the insurance department in each jurisdiction where the Policy was delivered. These values equal or exceed the minimum required by law.

Waivers and Reduced Charges

We may reduce or waive the sales load or surrender charge in situations where selling and/or maintenance costs associated with the Policies are reduced, sales of large Policies, and certain group or sponsored arrangements. In addition, we may waive charges in connection with Policies sold to our or our affiliates' officers, directors and employees.

Maturity

The Policy will terminate when the younger Insured reaches Attained Age 100. If either Insured is living and the Policy is in force on the Maturity date, the Policy's Cash Surrender Value will be payable to you.

Maturity Date Extension

The Maturity date of the Policy will be extended beyond the original Maturity date shown in the Policy, if you so request in writing at our Principal Office prior to the original Maturity date and the Policy has a Cash Value on the original Maturity date. The new Maturity date will be the one you request.

After the original Maturity date (if you have a requested a new Maturity date):

o o o o

We will not accept any more premium payments for the Policy.

No more deductions for the Monthly Expense Charges or for Monthly Cost of Insurance charges will be made from the Account Value.

The death benefit will be the Account Value on the date of death of the last Insured to die.

The Policy's reinstatement provisions will not apply.

Except as provided above, an extension of the Maturity date does not alter the Policy.

If the Maturity date is extended as described above or if the Maturity date is extended under the terms of the Maturity Extension With Full Death Benefit rider described below, the Policy may not qualify as life insurance beyond the original Maturity date and may be subject to tax consequences. We recommend that you receive counsel from your tax adviser. We will not be responsible for any adverse tax consequences resulting from the extension of the Maturity date of the Policy.

Supplemental Benefits

You may supplement the Policy with the riders described below; provided, however, that riders may not be available in some states. An additional cost of insurance will be charged for each rider in force as a part of the Monthly Cost of Insurance charge.

Estate Preservation Rider. This rider provides term insurance coverage which increases the death benefit in the first four Policy Years by an amount you choose, subject to a maximum of 122% of the Specified Face Amount and other limits we may impose.

Maturity Extension With Full Death Benefit Rider. This rider allows you, upon request, to extend the Maturity date of the Policy beyond the original Maturity date. The Specified Face Amount and death benefit option in effect at the original Maturity date will apply beyond the original Maturity date.

Termination of Policy

The Policy will terminate on the earlier of the date we receive your request to surrender, the expiration date of the grace period without payment of premium due, the date of death of the last Insured to die or the Maturity date.

Reinstatement

Before the death of either Insured, we may reinstate the Policy prior to its Maturity date, provided that the Policy has not been surrendered and you-

o o o

make a request for reinstatement within five years from the date of termination;

submit satisfactory evidence of insurability for each Insured; and

pay an amount, as determined by us, sufficient to put the Policy in force.

Deferral of Payment

We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of death of the last Insured to die, Due Proof of such death. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death, surrender, partial surrender or policy loan may be postponed whenever:

o o o

the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted;

the Securities and Exchange Commission, by order, permits postponement for the protection of policyowners; or

an emergency exists as determined by the Securities and Exchange Commission, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account Option for a period up to six months.
Rights of Owner While either Insured is alive, unless you have assigned any of these rights, you may:
o o o o o o o

transfer ownership to a new owner;

name a contingent owner who will automatically become the owner of the Policy if you die before the last Insured to die;

change or revoke a contingent owner;

change or revoke a beneficiary;

exercise all other rights in the Policy;

increase or decrease the Specified Face Amount, subject to the other provisions of the Policy;

change the death benefit option, subject to the other provisions of the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the requested action. Your request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before we received it.

Rights of Beneficiary

The beneficiary has no rights in the Policy until the death of the last Insured to die. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Other Policy Provisions

Addition, Deletion or Substitution of Investments. We may decide to add new Sub-Accounts at any time. Also, shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described in this paragraph, we will notify you and make any appropriate amendments to the Policy to reflect the substitution.

Entire Contract. Your entire contract with us consists solely of the Policy, including the attached copy of the Policy Application and any attached supplemental applications, riders and endorsements.

Alteration. Sales representatives do not have any authority to either alter or modify the Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Modification. Upon notice to you, we may modify the Policy if such a modification-

o o o o

is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;

is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendments to the Policy to reflect such modification.

Assignments. During the lifetime of either Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Principal Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.

Nonparticipating. The Policy does not pay dividends. The Policy does not share in our profits or surplus earnings.

Misstatement of Age or Sex. If the age or sex of an Insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

     Misstatement discovered at death-The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex of each Insured.

     Misstatement discovered prior to death-The Account Value will be recalculated from the policy date using the Monthly Cost of Insurance Rates based on the correct age or sex of each Insured.

Suicide. If the last surviving Insured, whether sane or insane, commits suicide within two years after the Policy's Issue Date, we will not pay any part of the Policy Proceeds. We will refund the premiums paid, less the amount of any Policy Debt and any partial surrenders.

If the last surviving Insured, whether sane or insane, commits suicide within two years after the effective date of an increase in the Specified Face Amount, then our liability as to that increase will be the cost of insurance for that increase.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid or change in death benefit option. No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insureds for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the face amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the Effective Date of Coverage of such increase. Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insureds for two years from the date of the increase.

Report to Owner. We will send you a report at least once each Policy Year. The report will show current policy values, premiums paid and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.

Illustrations. After the first Policy Year, we will provide you with an illustration of future Account Values and death benefits upon request. We may charge a fee not to exceed $25 per illustration.

Performance Information

We may sometimes publish performance information related to the Fund, the Variable Account or the Policy in advertising, sales literature and other promotional materials. This information is based on past investment results and is not an indication of future performance.

Portfolio Performance

We may publish a mutual fund portfolio's total return or average annual total return. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

We may also publish a mutual fund portfolio's yield. Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an effective yield. Seven-day yield illustrates the income earned by an investment in a money market fund over a recent seven-day period.

Total returns and yields quoted for a mutual fund portfolio include the investment management fees and other expenses of the portfolio, but do not include charges and deductions attributable to the Policy. These expenses would reduce the performance quoted.

Adjusted Non-Standardized Portfolio Performance

We may publish a mutual fund portfolio's total return and yields adjusted for charges against the assets of the Variable Account.

We may publish total return and yield quotations based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

Other Information

Performance information may be compared, in reports and promotional literature, to:

o o o

the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

other groups of variable life variable accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management expenses.

We may provide Policy information on various topics of interest to you and other prospective policyowners. These topics may include:
o o o o o o

the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets;

investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

the advantages and disadvantages of investing in tax-deferred and taxable investments;

customer profiles and hypothetical purchase and investment scenarios;

financial management and tax and retirement planning; and

investment alternatives to certificates of deposit and other financial instruments, including comparisons between a Policy and the characteristics of, and market for, such financial instruments.

Federal Income Tax Considerations

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is NOT intended as tax advice. We do not make any guarantees about the Policy's tax status. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). We make no representation as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. We do not make any guarantee regarding the tax status of any policy or any transaction regarding the Policy.

The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes of the particular arrangement.

Tax Status of the Policy

A Policy has certain tax advantages when treated as a life insurance contract within the meaning of Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). We believe that the Policy meets the Section 7702 definition of a life insurance contract, will be treated as a life insurance contract under federal tax laws and will take whatever steps are appropriate and reasonable to attempt to cause the Policy to comply with Section 7702.

Diversification of Investments

Section 817(h) of the Code requires that the Variable Account's investments be "adequately diversified" in accordance with certain Treasury regulations. We believe that the Variable Account will be adequately diversified.

In certain circumstances, the owner of a variable life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. We do not know what standards will be established, if any, in the regulations or rulings which the Treasury has stated it expects to issue on this question. We therefore reserve the right to modify the Policy as necessary to attempt to prevent a policyowner from being considered the owner of a pro-rata share of the assets of the Variable Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable under the Policy is excludible from your gross income under the Code.

Tax Deferred Accumulation. Any increase in the Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Policy before the death of the last Insured to die.

Distributions. If you surrender the Policy, the amount you will receive as a result will be subject to tax as ordinary income to the extent that amount exceeds the "investment in the contract," which is generally the total of premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.

Depending on the circumstances, any of the following transactions may have federal income tax consequences:

o o o o o o o o

the exchange of a Policy for a life insurance, endowment or annuity contract;

a change in the death benefit option;

a policy loan;

a partial surrender;

a surrender;

a change in the ownership of a Policy;

an election to extend the Maturity date; or

an assignment of a Policy.

In addition, federal, state and local transfer and other tax consequences of ownership or receipt of Policy Proceeds will depend on your circumstances and those of the named beneficiary. Whether partial surrenders (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether the Policy is considered a "modified endowment contract."

Modified Endowment Contracts. Section 7702A of the Code treats certain life insurance contracts as "modified endowment contracts" ("MECs"). The Code defines MECs as those Policies issued or materially changed after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the Policy provided for paid-up benefits for seven annual premiums ("seven-pay test"). If you pay more premiums than permitted under the seven-pay test, the policy will be a MEC.

We will monitor the Policy to determine whether additional premium payments would cause the Policy to become a MEC and will take certain steps in an attempt to avoid this result.

Further, if a transaction occurs which decreases the Specified Face Amount of the Policy during the first seven Policy Years, we will retest the Policy, as of the date of its purchase, based on the lower face amount to determine compliance with the seven-pay test. Also, if a decrease in Specified Face Amount occurs within seven years of a "material change," we will retest the Policy for compliance as of the date of the "material change." Failure to comply in either case would result in the Policy's classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.

If the Policy becomes a MEC, partial surrenders, loans and surrenders may incur taxes and tax penalties.

The rules relating to whether a Policy will be treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause the Policy to be treated as a MEC.

Distributions under Modified Endowment Contracts. If treated as a MEC, the Policy will be subject to the following tax rules:

o o o

First, partial surrenders are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the "investment in the contract" at the time of the distribution.

Second, policy loans and loans secured by the Policy are treated as partial surrenders and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.

Third, a 10 percent additional income tax is imposed on that portion of any distribution (including distributions upon surrender), policy loan or loan secured by the Policy, that is included in income, except where the distribution or loan is:

o o o

made when you are age 59 1/2 or older;

attributable to your becoming disabled; or

is part of a series of substantially equal periodic payments for the duration of your life (or life expectancy) or for the duration of the longer of your or the beneficiary's life (or life expectancies).

These exceptions may only apply if the Policy is owned by an individual and, generally do not apply if the Policy is owned by a legal entity such as a trust, partnership or corporation.

Distributions under a Policy That Is Not a MEC. If the Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the "investment in the contract," and then as a distribution of taxable income to the extent the distribution exceeds the "investment in the contract." An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change which reduces benefits under the Policy which are made for purposes of maintaining compliance with Section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

If the Policy is not a MEC, policy loans and loans secured by the Policy are generally not treated as distributions. Such loans are instead treated as your indebtedness.

Finally, if the Policy is not a MEC, distributions (including distributions upon surrender), policy loans and loans secured by the Policy are not subject to the 10 percent additional tax.

Policy Loan Interest. Generally, no tax deduction is allowed for interest paid or accrued on any indebtedness under a Policy. In addition, if the policyowner is not a natural person, or is a direct or indirect beneficiary under the Policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's otherwise allowable interest expense deduction. This rule may not, however, apply if you are such a policyowner engaged in a trade or business and the Policy covers an officer, director, employee or 20 percent owner of your business, within the meaning of Section 264(f)(4). You should consult your tax adviser for further guidance on these issues.

Also, there is no definitive guidance concerning the tax treatment of a policy loan when the interest rate credited to the loan is the same as the interest rate charged against the loan, as is the case for loan amounts in Policy Years 11 and thereafter. You should consult your tax adviser regarding loan amounts in those Policy Years.

Multiple Policies. All modified endowment contracts issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a policy distribution which is taxable to you.

Federal Income Tax Withholding. We will withhold and remit to the federal government the amount of any tax due on that portion of a policy distribution which is taxable if we do not have a valid social security number for you, unless you direct us otherwise in writing at or before the time of the distribution. As the policyowner, however, you will be responsible for the payment of any taxes and early distribution penalties that may be due on policy distributions, regardless of whether those amounts are subject to withholding.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account would affect the net investment factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes into account when determining the net investment factor. We may take taxes into account when determining the net investment factor in future years, if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

Distribution of Policy

The Policy will be sold by licensed insurance agents in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with us and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is our wholly-owned subsidiary and is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain variable annuity contracts and other variable life insurance contracts we issue.

Gross first year commissions plus any expense allowance payments we pay on the sale of the Policy may vary with the sales agreement with broker-dealers depending on the particular circumstances, but is not expected to exceed 100% of the target premium, which will vary based on each Insured's age, sex and rating class, plus an amount not to exceed 5% of any excess premium payments. Gross renewal commissions in Policy Years 2 through 10 will not exceed 5% of actual premium payments, and will not exceed 2% in Policy Years 11 and thereafter. In addition, we may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. In Policy Year 3 and thereafter, 0.10% of the Account Value of the Sub-Accounts per annum will be paid to broker-dealers.

Voting Rights

We are the legal owner of all shares of the Funds held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Sub-Accounts in accordance with instructions received from policyowners who have an interest in the respective Sub-Accounts.

We will vote shares held in each Sub-Account for which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Sub-Account for which instructions are received. Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

The number of shares in each Sub-Account for which a policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Sub-Account, if any, by the value of one share of the corresponding Fund. We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.

Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by Georges C. Rouhart, FSA, MAAA, Product Officer.

Incorporation of Certain Documents by Reference

The Company's Annual Report on Form 10-K for the year ended December 31, 2002 filed with the SEC is incorporated by reference in this prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this prospectus.

The Company will furnish, without charge, to each person to whom a copy of this prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Variable Account, Sun Life of Canada (U.S.), the mutual fund investment options and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account. Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Terms

Account Value-The sum of the amounts in each Sub-Account of the Variable Account and the Fixed Account Option with respect to a Policy.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the policy date.

Attained Age-With respect to an Insured, the Insured's Issue Age plus the number of completed Policy Years.

Business Day-Any day that we are open for business.

Cash Value-Account Value less any surrender charges.

Cash Surrender Value-The Cash Value decreased by the balance of any outstanding Policy Debt.

Class-The risk and underwriting classification of an Insured.

Due Proof-Such evidence as we may reasonably require in order to establish that a benefit is due and payable.

Effective Date of Coverage-Initially, the Investment Start Date; with respect to any increase in the Specified Face Amount, the Anniversary that falls on or next follows the date we approve the supplemental application for that increase; with respect to any decrease in the Specified Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Expense Charges Applied to Premium-A percentage charge deducted from each premium payment.

Fixed Account Option-The portion of the Account Value funded by assets invested in our general account.

Fund-A mutual fund portfolio in which a Sub-Account invests.

Initial Premium-The amount necessary to put the coverage in force.

Insured-The person on whose life a Policy is issued.

Investment Options-The investment choices consisting of the Sub-Accounts and the Fixed Account Option.

Investment Start Date-The date the first premium is applied, which will be the later of the Issue Date, the policy date or the Valuation Date we receive a premium equal to or in excess of the Minimum Initial Premium.

Issue Age-With respect to an Insured, the age as of the Insured's birthday nearest the policy date.

Issue Date-The date we produce a Policy from our system as specified in the Policy.

Maturity-The Anniversary on which the younger Insured is Attained Age 100.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the policy date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the insurance coverage provided by the Policy.

Monthly Expense Charge-A deduction made on a monthly basis for administration and other expenses.

Mortality and Expense Risk Charge-The annual rate deducted monthly from the Account Value for the mortality and expense risk we assume by issuing the Policy.

Policy Application-The application for a Policy, a copy of which is attached to and incorporated in the Policy.

Policy Debt-The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

Policy Month-A Policy Month is a one-month period commencing on the policy date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy which is payable at the death of the last Insured to die prior to the Maturity date. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.

Policy Year-A Policy Year is a one-year period commencing on the policy date or any Anniversary and ending on the next Anniversary.

Principal Office-Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to you by written notice.

Specified Face Amount-The amount of life insurance coverage you request as specified in the Policy.

Sub-Accounts-Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

Unit-A unit of measurement that we use to calculate the value of each Sub-Account.

Unit Value-The value of each Unit of assets in a Sub-Account.

Valuation Date-Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

Valuation Period-The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account I.

Appendix B
Table of Death Benefit Percentages

Age	Applicable Percentage	Age	Applicable Percentage
20	250%	60	130%
21	250%	61	128%
22	250%	62	126%
23	250%	63	124%
24	250%	64	122%
25	250%	65	120%
26	250%	66	119%
27	250%	67	118%
28	250%	68	117%
29	250%	69	116%
30	250%	70	115%
31	250%	71	113%
32	250%	72	111%
33	250%	73	109%
34	250%	74	107%
35	250%	75	105%
36	250%	76	105%
37	250%	77	105%
38	250%	78	105%
39	250%	79	105%
40	250%	80	105%
41	243%	81	105%
42	236%	82	105%
43	229%	83	105%
44	222%	84	105%
45	215%	85	105%
46	209%	86	105%
47	203%	87	105%
48	197%	88	105%
49	191%	89	105%
50	185%	90	105%
51	178%	91	104%
52	171%	92	103%
53	164%	93	102%
54	157%	94	101%
55	150%	95+	100%
56	146%
57	142%
58	138%
59	134%

Appendix C
Privacy Policy

Introduction

At the Sun Life Financial group of companies, protecting your privacy is important to us. Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers' information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products. When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you. As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:
o	Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;
o	Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and
o	Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts. Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them. The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements. Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers' nonpublic personal information. These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers' nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us. If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts. Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

The following Sun Life Financial member companies have adopted this Notice:
Insurance Companies	Distributors/Broker-Dealers/Underwriters

Sun Life Assurance Company of Canada	Clarendon Insurance Agency, Inc
Sun Life Assurance Company of Canada (U.S.)	IFMG of Oklahoma, Inc.
Sun Life Insurance and Annuity Company of New York	IFS Agencies, Inc.
Independence Life and Annuity Company	IFS Agencies of Alabama, Inc.
Keyport Life Insurance Company	IFS Agencies of New Mexico, Inc.
(including the separate accounts of these companies)	IFS Insurance Agencies of Ohio, Inc.
IFS Insurance Agencies of Texas, Inc.
Independent Financial Marketing Group, Inc.
Keyport Financial Services Corp.
Liberty Securities Corporation
LSC Insurance Agency of Arizona, Inc.
LSC Insurance Agency of Nevada, Inc.
LSC Insurance Agency of New Mexico, Inc.

The SAI includes additional information about Sun Life of Canada (U.S.) Variable Account I and is incorporated herein by reference. The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request, at no charge. You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-800-700-6554.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 202-942-8090. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-09137
PART B
STATEMENT OF ADDITIONAL INFORMATION
FUTURITY SURVIVORSHIP II VUL
VARIABLE UNIVERSAL LIFE POLICY
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

May 1, 2003

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Futurity Survivorship II Variable Universal Life Insurance prospectus, dated May 1, 2003. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Sun Life Assurance Company of Canada (U.S.)("the Company") at One Sun Life Executive Park, Wellesley Hills, MA 02481 or calling 1-800-700-6554.

THE COMPANY AND THE VARIABLE ACCOUNT	2
CUSTODIAN	2
ACCOUNTANTS	2
DISTRIBUTION AND UNDERWRITING OF POLICY	2
THE POLICY	2
PERFORMANCE DATA	5
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT I
FINANCIAL STATEMENTS OF THE COMPANY

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states and the District of Columbia and we have an insurance company subsidiary that does business in New York. We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company.

Sun Life of Canada (U.S.) Variable Account I was established in accordance with Delaware law on December 1, 1998 and is registered as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for reserves held in the Variable Account.

ACCOUNTANTS

The Financial Statements of Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account I for the year ended December 31, 2002 included in this Statement of Additional Information have been audited by Deloitte and Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

Policies, offered on a continuous basis, are sold by licensed insurance agents in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Policies, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and other variable life insurance policies issued by the Company. Clarendon retains no monies for its services rendered in the distribution and underwriting of the policies.

We may pay registered broker-dealers commissions in connection with sales of the Policy. Gross first year commissions plus any expense allowance payments may vary with the sales agreement with broker-dealers depending on the particular circumstances, but are not expected to exceed 95% of the target premium, plus 5% of any excess premium payments. Target premium varies based on the Insured's age, sex and rating class. Gross renewal commission in Policy Years 2 through 10 will not exceed 5% of actual premium payments and will not exceed 2% in Policy Years 11 and thereafter. In addition, we may also pay override payments, expense allowance, bonuses, wholesaler fees and training allowance. In Policy Year 3 and thereafter, 0.10% of the Account Value of the Sub-Account per annum will be paid to broker-dealers.

THE POLICY

To apply for a Policy, you must submit an application to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed Insureds. We offer the Policy on a regular (or medical) underwriting. We may require medical examinations and further information before the proposed application is approved. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for Insureds which will result in increased Monthly Cost of Insurance charges. The cost of insurance charges are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table.

Expense Charges Applied to Premium. We deduct charges from each premium payment for our federal, state and local tax obligations. The current charge is 6.00%. The guaranteed maximum charge is 8.00%.

Increase in Face Amount. After the first policy anniversary, you may request an increase in the Specified Face Amount. You must provide satisfactory evidence of each Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the younger Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included in this Statement of Additional Information. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

AVERAGE ANNUAL TOTAL RETURN OF THE PORTFOLIOS FOR THE PERIOD ENDING: DECEMBER 31, 2002

Each of the following Portfolios may advertise its total return. Total return quotations will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment according to the following formula:

P(1 + T) ^ n = ERV

Where:
P= T= n= ERV=

a hypothetical initial Purchase Payment of $1000

average annual total return for the period

number of years

redeemable value (as of the end of the period) of a hypothetical $1000 Purchase Payment made at the beginning of the state periods (or fractional portion therefor)

The following performance information of the Portfolios reflects the total of the income generated by the Portfolio net of total Portfolio operating expenses plus capital gains and losses, realized or unrealized. Performance does not reflect any Policy or Variable Account charges or expenses. Performance does not reflect any Policy or Variable Account charges or expenses. Performance would be lower had those charges or expenses been deducted.

Portfolio	Portfolio Inception Date	Total Return Year-To-Date	Average Annual Return
			1-Year	3-Year	5-Year	10-Year or Life
AIM V.I. Capital Appreciation Fund	5/5/1993	-24.35%	-24.35%	-19.74%	-2.26%	7.32%
AIM V.I. Core Equity Fund	5/2/1994	-15.58%	-15.58%	-17.74%	-0.94%	7.86%
AIM V.I. Growth Fund	5/5/1993	-30.97%	-30.97%	-28.67%	-8.02%	3.80%
AIM V.I. International Growth Fund	5/5/1993	-15.67%	-15.67%	-22.00%	-3.20%	4.26%
AIM V.I. Premier Equity Fund	5/5/1993	-30.26%	-30.26%	-19.56%	-2.19%	7.84%
Alger American Growth Portfolio	1/9/1989	-32.99%	-32.99%	-20.44%	-0.05%	12.06%
Alger American Income & Growth Portfolio	11/15/1988	-31.10%	-31.10%	-16.47%	1.91%	9.44%
Alger American Small Capitalization Portfolio	9/21/1988	-26.22%	-26.22%	-27.66%	-8.90%	8.51%
Alliance VP Growth and Income Portfolio	6/1/1999	-22.26%	-22.26%	-4.01%		-2.88%
Alliance VP Technology Portfolio	9/22/1999	-41.81%	-41.81%	-30.22%		-19.88%
Fidelity VIP Contrafund Portfolio	1/3/1995	-9.42%	-9.42%	-9.53%	3.62%	12.20%
Fidelity VIP Index 500 Portfolio	8/27/1992	-22.32%	-22.32%	-14.80%	-0.89%	9.34%
Fidelity VIP Growth Portfolio	10/9/1986	-30.20%	-30.20%	-20.07%	-0.46%	10.37%
Fidelity VIP Overseas Portfolio	1/28/1987	-20.34%	-20.34%	-20.27%	-4.04%	4.21%
Fidelity VIP Money Market Portfolio	4/1/1982	1.61%	1.61%	3.94%	4.49%	6.31%
Goldman Sachs V.I.T. CORESM U.S. Equity Fund	2/13/1998	-21.89%	-21.89%	-14.64%		-2.44%
INVESCO VIF-Dynamics Fund	8/25/1997	-31.90%	-31.90%	-23.24%	-3.43%	-2.60%
INVESCO VIF-Small Company Growth Fund	8/25/1997	-31.11%	-31.11%	-21.86%	1.19%	0.94%
MFS/Sun Life Capital Appreciation Series	6/12/1985	-32.39%	-32.39%	-23.53%	-5.26%	9.96%
MFS/Sun Life Emerging Growth Series	5/1/1995	-34.15%	-34.15%	-29.63%	-3.88%	5.30%
MFS/Sun Life Government Securities Series	6/12/1985	9.80%	9.80%	9.78%	7.13%	8.22%
MFS/Sun Life High Yield Series	6/12/1985	2.70%	2.70%	-0.86%	0.94%	7.51%
MFS/Sun Life Massachusetts Investors Growth Stock Series	5/6/1998	-28.05%	-28.05%	-20.24%		-3.88%
MFS/Sun Life Massachusetts Investors Trust Series	11/14/1986	-21.22%	-21.22%	-12.73%	-2.48%	9.46%
MFS/Sun Life New Discovery Series	5/6/1998	-33.43%	-33.43%	-14.10%	-	1.64%
MFS/Sun Life Total Return Series	5/11/1988	-5.69%	-5.69%	3.45%	4.93%	10.28%
MFS/Sun Life Utilities Series	11/16/1993	-23.87%	-23.87%	-14.90%	-0.99%	7.39%
PIMCO Emerging Markets Bond Portfolio	9/30/2002	16.65%				16.65%
PIMCO High Yield Portfolio	4/30/1998	-1.19%	-1.19%	0.09%		1.08%
PIMCO Real Return Portfolio	9/30/1999	17.77%	17.77%	13.79%		12.63%
PIMCO Total Return Portfolio	12/31/1997	9.07%	9.07%	9.20%	7.05%	7.05%
Scudder VIT EAFE Equity Index Fund	8/22/1997	-21.83%	-21.83%	-21.28%	-5.52%	-6.36%
Scudder VIT Small Cap Index Fund	8/22/1997	-20.79%	-20.79%	-8.23%	-1.99%	-0.95%
SC Alger Growth Fund	4/1/2002	-28.74%				-28.74%
SC Alger Income & Growth Fund	4/1/2002	-26.20%				-26.20%
SC Alger Small Capitalization Fund	4/1/2002	-23.90%				-23.90%
SC Davis Financial Fund	7/17/2000	-18.45%	-18.45%			-5.77%
SC Davis Venture Value Fund	7/17/2000	-16.24%	-16.24%			-11.61%
SC Blue Chip Mid Cap Fund	9/1/1999	-14.91%	-14.91%	0.95%		8.37%
SC Investors Foundation Fund	9/1/1999	-24.84%	-24.84%	-13.33%		-9.01%
Sun Capital Investment Grade Bond Fund	12/7/1998	5.23%	5.23%	7.41%		5.28%
Sun Capital Real Estate Fund	12/7/1998	4.04%	4.04%	15.43%		9.86%
SC Select Equity Fund	9/1/1999	-27.56%	-27.56%	-18.17%		-10.43%
SC Value Equity Fund	7/17/2000	-27.47%	-27.47%			-8.61%
SC Value Managed Fund	7/17/2000	-21.43%	-21.43%			-6.82%
SC Value Mid Cap Fund	7/17/2000	-5.95%	-5.95%			1.55%
SC Value Small Cap Fund	7/17/2000	-20.61%	-20.61%			2.17%
SC Neuberger Berman Mid Cap Growth Fund	5/1/2001	-29.26%	-29.26%			-24.95%
SC Neuberger Berman Mid Cap Value Fund	5/1/2001	-9.53%	-9.53%			-6.42%
Sun Capital All Cap Fund	5/1/2002	-24.43%				-24.43%
Templeton Foreign Securities Fund	5/1/1992	-18.56%	-18.56%	-12.59%	-2.13%	6.63%
Templeton Growth Securities Fund	3/15/1994	-18.49%	-18.49%	-6.54%	1.46%	6.36%

The following performance information of the Portfolios reflects the total of the income generated by the Portfolio net of total Portfolio operating expenses plus capital gains and losses, realized or unrealized. Performance does not reflect any Policy or Variable Account charges or expenses. Performance does not reflect any Policy or Variable Account charges or expenses. Performance would be lower had those charges or expenses been deducted.

Portfolio	Date Sub-Account added as Policy Investment Option	Total Return Year-To-Date	Average Annual Return
			1-Year	3-Year	5-Year	10-Year or Life
AIM V.I. Capital Appreciation Fund	5/1/2001	-24.35%	-24.35%			-33.07%
AIM V.I. Core Equity Fund	5/1/2001	-15.58%	-15.58%			-26.56%
AIM V.I. Growth Fund	5/1/2001	-30.97%	-30.97%			-41.49%
AIM V.I. International Growth Fund	5/1/2001	-15.67%	-15.67%			-26.91%
AIM V.I. Premier Equity Fund	5/1/2001	-30.26%	-30.26%			-37.43%
Alger American Growth Portfolio	5/1/2001	-32.99%	-32.99%			-39.88%
Alger American Income & Growth Portfolio	5/1/2001	-31.10%	-31.10%			-35.79%
Alger American Small Capitalization Portfolio	5/1/2001	-26.22%	-26.22%			-35.16%
Alliance VP Growth and Income Portfolio	5/1/2001	-22.26%	-22.26%			-29.87%
Alliance VP Technology Portfolio	5/1/2001	-41.81%	-41.81%			-55.49%
Fidelity VIP Contrafund Portfolio	5/1/2001	-9.42%	-9.42%			-15.18%
Fidelity VIP Index 500 Portfolio	5/1/2001	-22.32%	-22.32%			-30.53%
Fidelity VIP Growth Portfolio	5/1/2001	-30.20%	-30.20%			-39.79%
Fidelity VIP Overseas Portfolio	5/1/2001	-20.34%	-20.34%			-34.93%
Fidelity VIP Money Market Portfolio	5/1/2001	1.61%	1.61%			3.75%
Goldman Sachs V.I.T. CORESM U.S. Equity Fund	5/1/2001	-21.89%	-21.89%			-19.30%
INVESCO VIF-Dynamics Fund	5/1/2001	-31.90%	-31.90%			-43.67%
INVESCO VIF-Small Company Growth Fund	5/1/2001	-31.11%	-31.11%			-37.60%
MFS/Sun Life Capital Appreciation Series	5/1/2001	-32.39%	-32.39%			-41.45%
MFS/Sun Life Emerging Growth Series	5/1/2001	-34.15%	-34.15%			-44.77%
MFS/Sun Life Government Securities Series	5/1/2001	9.80%	9.80%			14.37%
MFS/Sun Life High Yield Series	5/1/2001	2.70%	2.70%			-0.55%
MFS/Sun Life Massachusetts Investors Growth Stock Series	5/1/2001	-28.05%	-28.05%			-37.04%
MFS/Sun Life Massachusetts Investors Trust Series	5/1/2001	-21.22%	-21.22%			-28.57%
MFS/Sun Life New Discovery Series	5/1/2001	-33.43%	-33.43%			-35.53%
MFS/Sun Life Total Return Series	5/1/2001	-5.69%	-5.69%			-6.31%
MFS/Sun Life Utilities Series	5/1/2001	-23.87%	-23.87%			-40.96%
PIMCO Emerging Markets Bond Portfolio	10/1/2002	16.70%				16.70%
PIMCO High Yield Portfolio	10/1/2002	8.70%				8.70%
PIMCO Real Return Portfolio	10/1/2002	1.77%				1.77%
PIMCO Total Return Portfolio	10/1/2002	2.81%				2.81%
Scudder VIT EAFE Equity Index Fund	10/1/2002	2.05%				2.05%
Scudder VIT Small Cap Index Fund	10/1/2002	4.42%				4.42%
SC Alger Growth Fund	5/1/2002	-28.74%				-28.74%
SC Alger Income & Growth Fund	5/1/2002	-26.20%				-26.20%
SC Alger Small Capitalization Fund	5/1/2002	-23.90%				-23.90%
SC Davis Financial Fund	5/1/2001	-18.45%	-18.45%			-24.41%
SC Davis Venture Value Fund	5/1/2001	-16.24%	-16.24%			-23.23%
SC Blue Chip Mid Cap Fund	5/1/2001	-14.91%	-14.91%			-17.90%
SC Investors Foundation Fund	5/1/2001	-24.84%	-24.84%			-31.64%
Sun Capital Investment Grade Bond Fund	5/1/2001	5.23%	5.23%			9.38%
Sun Capital Real Estate Fund	5/1/2001	4.04%	4.04%			14.28%
SC Select Equity Fund	5/1/2001	-27.56%	-27.56%			-34.08%
SC Value Equity Fund	5/1/2001	-27.47%	-27.47%			-34.22%
SC Value Managed Fund	5/1/2001	-21.43%	-21.43%			-28.74%
SC Value Mid Cap Fund	5/1/2001	-5.95%	-5.95%			-5.75%
SC Value Small Cap Fund	5/1/2001	-20.61%	-20.61%			-18.97%
SC Neuberger Berman Mid Cap Growth Fund	5/1/2001	-29.26%	-29.26%			-40.99%
SC Neuberger Berman Mid Cap Value Fund	5/1/2001	-9.53%	-9.53%			-10.51%
Sun Capital All Cap Fund	5/1/2002	-24.43%				-24.43%
Templeton Foreign Securities Fund	10/1/2002	4.32%				4.32%
Templeton Growth Securities Fund	10/1/2002	4.75%				4.75%

FINANCIAL STATEMENTS FOR VARIABLE ACCOUNT I AND SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) TO BE FILED BY AMENDMENT
PART B
STATEMENT OF ADDITIONAL INFORMATION
FUTURITY SURVIVORSHIP VUL
VARIABLE UNIVERSAL LIFE POLICY
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

May 1, 2003

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Futurity Survivorship Variable Universal Life Insurance prospectus, dated May 1, 2003. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Sun Life Assurance Company of Canada (U.S.)("the Company") at One Sun Life Executive Park, Wellesley Hills, MA 02481 or calling 1-800-700-6554.

THE COMPANY AND THE VARIABLE ACCOUNT	2
CUSTODIAN	2
ACCOUNTANTS	2
DISTRIBUTION AND UNDERWRITING OF POLICY	2
THE POLICY	2
PERFORMANCE DATA	5
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT I
FINANCIAL STATEMENTS OF THE COMPANY

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states and the District of Columbia and we have an insurance company subsidiary that does business in New York. We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company.

Sun Life of Canada (U.S.) Variable Account I was established in accordance with Delaware law on December 1, 1998 and is registered as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for reserves held in the Variable Account.

ACCOUNTANTS

The Financial Statements of Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account I for the year ended December 31, 2002 included in this Statement of Additional Information have been audited by Deloitte and Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

Policies, offered on a continuous basis, are sold by licensed insurance agents in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Policies, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and other variable life insurance policies issued by the Company. Clarendon retains no monies for its services rendered in the distribution and underwriting of the policies.

We may pay registered broker-dealers commissions in connection with sales of the Policy. Gross first year commissions plus any expense allowance payments may vary with the sales agreement with broker-dealers depending on the particular circumstances, but are not expected to exceed 100% of the target premium, plus 5% of any excess premium payments. Target premium varies based on the Insured's age, sex and rating class. Gross renewal commission in Policy Years 2 through 10 will not exceed 5% of actual premium payments and will not exceed 2% in Policy Years 11 and thereafter. In addition, we may also pay override payments, expense allowance, bonuses, wholesaler fees and training allowance. In Policy Year 3 and thereafter, 0.10% of the Account Value of the Sub-Account per annum will be paid to broker-dealers.

THE POLICY

To apply for a Policy, you must submit an application to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed Insureds. We offer the Policy on a regular (or medical) underwriting. We may require medical examinations and further information before the proposed application is approved. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for Insureds which will result in increased Monthly Cost of Insurance charges. The cost of insurance charges are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table.

Expense Charges Applied to Premium. We deduct charges from each premium payment for our federal, state and local tax obligations. The charge in the first year for premium up to and including target is 10.00%. The current charge in the first year for premium in excess of target is 5.25%, with the charge guaranteed not to exceed 7.25%. After the first year, the current charge on all premium is 5.25%. The guaranteed charge is 7.25%.

Increase in Face Amount. After the first policy anniversary, you may request an increase in the Specified Face Amount. You must provide satisfactory evidence of each Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the younger Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the Specified Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

AVERAGE ANNUAL TOTAL RETURN OF THE PORTFOLIOS FOR THE PERIOD ENDING: DECEMBER 31, 2002

Each of the following Portfolios may advertise its total return. Total return quotations will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment according to the following formula:

P(1 + T) ^ n = ERV

Where:
P= T= n= ERV=

a hypothetical initial Purchase Payment of $1000

average annual total return for the period

number of years

redeemable value (as of the end of the period) of a hypothetical $1000 Purchase Payment made at the beginning of the state periods (or fractional portion therefor)

The following performance information of the Portfolios reflects the total of the income generated by the Portfolio net of total Portfolio operating expenses plus capital gains and losses, realized or unrealized. Performance does not reflect any Policy or Variable Account charges or expenses. Performance does not reflect any Policy or Variable Account charges or expenses. Performance would be lower had those charges or expenses been deducted.

Portfolio	Portfolio Inception Date	Total Return Year-To-Date	Average Annual Return
			1-Year	3-Year	5-Year	10-Year or Life
AIM V.I. Capital Appreciation Fund	5/5/1993	-24.35%	-24.35%	-19.74%	-2.26%	7.32%
AIM V.I. Core Equity Fund	5/2/1994	-15.58%	-15.58%	-17.74%	-0.94%	7.86%
AIM V.I. Growth Fund	5/5/1993	-30.97%	-30.97%	-28.67%	-8.02%	3.80%
AIM V.I. International Growth Fund	5/5/1993	-15.67%	-15.67%	-22.00%	-3.20%	4.26%
Alger American Growth Portfolio	1/9/1989	-32.99%	-32.99%	-20.44%	-0.05%	12.06%
Alger American Income & Growth Portfolio	11/15/1988	-31.10%	-31.10%	-16.47%	1.91%	9.44%
Alger American Small Capitalization Portfolio	9/21/1988	-26.22%	-26.22%	-27.66%	-8.90%	8.51%
Goldman Sachs V.I.T. CORESM Small Cap Equity Fund	2/13/1998	-14.97%	-14.97%	-3.29%		-0.74%
Goldman Sachs V.I.T. CORESM U.S. Equity Fund	2/13/1998	-21.89%	-21.89%	-14.64%		-2.44%
Goldman Sachs V.I.T. Growth and Income Fund	1/12/1998	-11.34%	-11.34%	-8.49%		-3.17%
Goldman Sachs V.I.T. International Equity Fund	1/12/1998	-18.34%	-18.34%	-18.00%		-2.71%
MFS/Sun Life Capital Appreciation Series	6/12/1985	-32.39%	-32.39%	-23.53%	-5.26%	9.96%
MFS/Sun Life Emerging Growth Series	5/1/1995	-34.15%	-34.15%	-29.63%	-3.88%	5.30%
MFS/Sun Life Government Securities Series	6/12/1985	9.80%	9.80%	9.78%	7.13%	8.22%
MFS/Sun Life High Yield Series	6/12/1985	2.70%	2.70%	-0.86%	0.94%	7.51%
MFS/Sun Life Massachusetts Investors Growth Stock Series	5/6/1998	-28.05%	-28.05%	-20.24%		-3.88%
MFS/Sun Life Massachusetts Investors Trust Series	11/14/1986	-21.22%	-21.22%	-12.73%	-2.48%	9.46%
MFS/Sun Life New Discovery Series	5/6/1998	-33.43%	-33.43%	-14.10%		1.64%
MFS/Sun Life Total Return Series	5/11/1988	-5.69%	-5.69%	3.45%	4.93%	10.28%
MFS/Sun Life Utilities Series	11/16/1993	-23.87%	-23.87%	-14.90%	-0.99%	7.39%
OCC Accumulation Trust Equity Portfolio	8/1/1988	-21.41%	-21.41%	-7.04%	-1.63%	10.52%
OCC Accumulation Trust Managed Portfolio	8/1/1988	-16.88%	-16.88%	-4.63%	-0.49%	12.66%
OCC Accumulation Trust Mid Cap Portfolio	2/9/1998	-7.13%	-7.13%	7.59%		8.50%
OCC Accumulation Trust Small Cap Portfolio	8/1/1988	-21.64%	-21.64%	6.96%	1.80%	10.52%
SC Alger Growth Fund	4/1/2002	-28.74%				-28.74%
SC Alger Income & Growth Fund	4/1/2002	-26.20%				-26.20%
SC Alger Small Capitalization Fund	4/1/2002	-23.90%				-23.90%
SC Blue Chip Mid Cap Fund	9/1/1999	-14.91%	-14.91%	0.95%		8.37%
SC Investors Foundation Fund	9/1/1999	-24.84%	-24.84%	-13.33%		-9.01%
Sun Capital Investment Grade Bond Fund	12/7/1998	5.23%	5.23%	7.41%		5.28%
Sun Capital Money Market Fund	12/7/1998	1.12%	1.12%	3.52%		3.81%
Sun Capital Real Estate Fund	12/7/1998	4.04%	4.04%	15.43%		9.86%
SC Select Equity Fund	9/1/1999	-27.56%	-27.56%	-18.17%		-10.43%
SC Value Equity Fund	7/17/2000	-27.47%	-27.47%			-8.61%
SC Value Managed Fund	7/17/2000	-21.43%	-21.43%			-6.82%
SC Value Mid Cap Fund	7/17/2000	-5.95%	-5.95%			1.55%
SC Value Small Cap Fund	7/17/2000	-20.61%	-20.61%			2.17%

The following performance of the Sub-Accounts reflects the total of the income generated by the Portfolio net of total Portfolio operating expenses, plus capital gains and losses, realized or unrealized, net of the mortality and expense risk charge (at the current rate of 0.50% of net asset value).

Portfolio	Portfolio Inception Date	Total Return Year-To-Date	Average Annual Return
			1-Year	3-Year	5-Year	10-Year or Life
AIM V.I. Capital Appreciation Fund	5/5/1993	-24.75%	-24.75%	-20.14%	-2.75%	6.82%
AIM V.I. Core Equity Fund	5/2/1994	-16.00%	-16.00%	-18.15%	-1.43%	7.36%
AIM V.I. Growth Fund	5/5/1993	-31.32%	-31.32%	-29.03%	-8.48%	3.30%
AIM V.I. International Growth Fund	5/5/1993	-16.09%	-16.09%	-22.39%	-3.69%	3.76%
Alger American Growth Portfolio	1/9/1989	-33.33%	-33.33%	-20.84%	-0.55%	11.56%
Alger American Income & Growth Portfolio	11/15/1988	-31.44%	-31.44%	-16.88%	1.40%	8.94%
Alger American Small Capitalization Portfolio	9/21/1988	-26.59%	-26.59%	-28.02%	-9.36%	8.01%
Goldman Sachs V.I.T. CORESM Small Cap Equity Fund	2/13/1998	-15.39%	-15.39%	-3.78%		-1.24%
Goldman Sachs V.I.T. CORESM U.S. Equity Fund	2/13/1998	-22.28%	-22.28%	-15.08%		-2.94%
Goldman Sachs V.I.T. Growth and Income Fund	1/12/1998	-11.78%	-11.78%	-8.95%		-3.67%
Goldman Sachs V.I.T. International Equity Fund	1/12/1998	-18.74%	-18.74%	-18.42%		-3.21%
MFS/Sun Life Capital Appreciation Series	6/12/1985	-32.04%	-32.04%	-23.91%	-5.73%	9.46%
MFS/Sun Life Emerging Growth Series	5/1/1995	-34.48%	-34.48%	-29.98%	-4.36%	4.80%
MFS/Sun Life Government Securities Series	6/12/1985	9.26%	9.26%	9.23%	6.60%	7.72%
MFS/Sun Life High Yield Series	6/12/1985	2.19%	2.19%	-1.35%	0.44%	7.01%
MFS/Sun Life Massachusetts Investors Growth Stock Series	5/6/1998	-28.41%	-28.41%	-20.64%		-4.38%
MFS/Sun Life Massachusetts Investors Trust Series	11/14/1986	-21.62%	-21.62%	-13.17%	-2.96%	8.96%
MFS/Sun Life New Discovery Series	5/6/1998	-33.76%	-33.76%	-14.53%		1.14%
MFS/Sun Life Total Return Series	5/11/1988	-6.15%	-6.15%	2.93%	4.40%	9.78%
MFS/Sun Life Utilities Series	11/16/1993	-24.25%	-24.25%	-15.32%	-1.49%	6.89%
OCC Accumulation Trust Equity Portfolio	8/1/1988	-21.80%	-21.80%	-7.51%	-2.12%	10.02%
OCC Accumulation Trust Managed Portfolio	8/1/1988	-17.30%	-17.30%	-5.11%	-0.99%	12.16%
OCC Accumulation Trust Mid Cap Portfolio	2/9/1998	-7.60%	-7.60%	7.06%		8.00%
OCC Accumulation Trust Small Cap Portfolio	8/1/1988	-22.03%	-22.03%	6.44%	1.29%	10.02%
SC Alger Growth Fund	4/1/2002	-29.12%
SC Alger Income & Growth Fund	4/1/2002	-26.58%
SC Alger Small Capitalization Fund	4/1/2002	-24.28%
SC Blue Chip Mid Cap Fund	9/1/1999	-14.41%	-14.41%	0.45%		7.87%
SC Investors Foundation Fund	9/1/1999	-24.34%	-24.34%	-13.77%		-9.51%
Sun Capital Investment Grade Bond Fund	12/7/1998	4.72%	4.72%	6.89%		4.78%
Sun Capital Money Market Fund	12/7/1998	0.62%	0.62%	3.00%		3.31%
Sun Capital Real Estate Fund	12/7/1998	3.52%	3.52%	14.85%		9.36%
SC Select Equity Fund	9/1/1999	-27.92%	-27.92%	-18.57%		-10.93%
SC Value Equity Fund	7/17/2000	-27.97%	-27.97%			-9.11%
SC Value Managed Fund	7/17/2000	-21.93%	-21.93%			-7.32%
SC Value Mid Cap Fund	7/17/2000	-6.45%	-6.45%			1.05%
SC Value Small Cap Fund	7/17/2000	-21.11%	-21.11%			1.67%

FINANCIAL STATEMENTS FOR VARIABLE ACCOUNT I AND SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) TO BE FILED BY AMENDMENT

PART C

ITEM 27. EXHIBITS

A. Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated October 29, 1998, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account I (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, field with the Securities and Exchange Commission on December 9, 1998.)

Record of Action, dated December 1, 1998, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account I (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

Record of Action, dated March 30, 1999, relating to the establishment of Sun Life of Canada (U.S.) Variable Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999.)

B. Form of Marketing Coordination Agreement between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-59662, filed with the Securities and Exchange Commission on April 26, 2002.)

C. Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.)

D. (1) Form of Survivorship Flexible Premium Combination Fixed and Variable Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.)

(2) Form of Estate Preservation Rider (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 30, 2000.)

(3) Form of Maturity Extension Rider (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 30, 2000.)

(4) Form of Supplemental Insurance Rider (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 30, 2000.)

E. Form of Application for Flexible Premium Combination Fixed and Variable Life Insurance Policy (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on February 26, 2001.)

F. (1) Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

(2) Bylaws of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

G. Form of Reinsurance Contract. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on October 30, 2002.)

H. (1)(a) Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(b) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(c) Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(d) Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(1)(e) Amendment No. 8 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(2)(a) Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(2)(b) Amendment No. 1 to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(2)(c) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(b) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(c) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(d) Amendment No. 4 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(4)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(4)(b) Amendment No. 3 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(5) Participation Agreement, dated as of May 1, 2000, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)(a) Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(6)(b) Amendment No. 5 to Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(6)(c) Amendment No. 7 to Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(7)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(b) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(c) Amendment No. 4 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc). (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(8)(a) Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(8)(b) Amendment No. 4 to Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(9) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on July 3, 2002.)

(10) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(11) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), OCC Accumulation Trust and OCC Distributors. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999.)

(12) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), The Alger American Fund and Fred Alger and Company, Incorporated. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999.)

I. None.

J. Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-30844, filed with the Securities and Exchange Commission on February 9, 2001.)

K. Legal Opinion.

L. None.

M. None.

N. Independent Auditor's Consent (to be filed by amendment).

O. None.

P. None.

Q. None.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name and	Principal Positions and Officers
Business Address	With Depositor

Donald A. Stewart	Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

C. James Prieur	Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

Robert C. Salipante	President and Director
One Sun Life Executive Park
Wellesley Hills, MA 02481

David D. Horn	Director
257 Lake Street
P.O. Box 24
New Vineyard, ME 04956

James A. McNulty, III	Director
12 Wild Holly Lane
Medfield, MA 02052

S. Caesar Raboy	Director
220 Boylston Street
Boston, MA 02110

William W. Stinson	Director
1001 13th Avenue S.W.
Calgary, Alberta
Canada T2R 0L5

James C. Baillie	Director
Torys Suite 300, Maritime Life Tower
Toronto, Ontario
Canada MSK 1N2

Paul W. Derksen	Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

David K. Stevenson	Director
359 Grove Street
Needham, MA 02492

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Nancy L. Conlin	Vice President and Chief Counsel
One Sun Life Executive Park
Wellesley Hills, MA 02481

Peter F. Demuth	Vice President, Chief Strategy
One Sun Life Executive Park	and Business Development Officer
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Robert P. Vrolyk	Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel and
One Sun Life Executive Park	Secretary
Wellesley Hills, MA 02481

Philip K. Polkinghorn	Vice President, Retirement Products and Services
112 Worcester Street
Wellesley Hills, MA 02481

Davey S. Scoon	Vice President & Chief Administrative and
One Sun Life Executive Park	Financial Officer & Treasurer
Wellesley Hills, MA 02481

James R. Smith	Vice President & Chief Information Officer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Janet V. Whitehouse	Vice President, Human Resources and
One Sun Life Executive Park	Administrative Services
Wellesley Hills, MA 02481

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 16 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed February 14, 2002.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

ITEM 30. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.). Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.
Name and Principal	Positions and Officers
Business Address*	with Underwriter

Jane Wolak	President
Davey S. Scoon	Treasurer and Director
James M.A. Anderson	Director
Robert C. Salipante	Director
George E. Maden	Secretary and Clerk
William T. Evers	Assistant Secretary and Clerk
Norton A. Goss, II	Vice President & Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Tax Officer

------------------------------

* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 33. MANAGEMENT SERVICES

Not applicable.

ITEM 34. FEE REPRESENTATION

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the city of Wellesley Hills, and the Commonwealth of Massachusetts, on the 26th day of February, 2003.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(Registrant)

By: SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Depositor)

By: /s/ Robert C. Salipante

Robert C. Salipante, President

Attest: /s/ Ellen B. King

Ellen B. King, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.
/s/ Robert C. Salipante Robert C. Salipante	President and Director (Principal Executive Officer)	February 26, 2003
/s/ Davey Scoon Davey Scoon	Vice President and Chief Administrative and Financial Officer and Treasurer (Principal Financial & Accounting Officer)	February 26, 2003
*/s/ Donald A. Stewart Donald A. Stewart	Director
*/s/ C. James Prieur C. James Prieur	Chairman and Director
*/s/ James C. Baillie James C. Baillie	Director
*/s/ David D. Horn David D. Horn	Director
*/s/ James A. McNulty, III James A. McNulty, III	Director
*/s/ S. Caesar Raboy S. Caesar Raboy	Director
*/s/ William W. Stinson William W. Stinson	Director
By: /s/ Edward M. Shea Edward M. Shea, Attorney-In-Fact		February 26, 2003

*By Edward M. Shea pursuant to Powers of Attorney.